Not FDIC Insured May Lose Value No Bank Guarantee
1116-Q1PH

Schedule of Investments
(unaudited)
Franklin Federal Tax-Free Income Fund 2
Notes to Schedule of Investments 35

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited), July 31, 2024
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 53,204 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
a
Management Investment Companies 0.0%
†
Capital Markets 0.0%
†
c
Franklin Municipal Green Bond ETF ..................................... 83,000 2,006,019
Total Management Investment Companies (Cost $ 2,255,733 ) .....................
2,006,019
Principal
Amount
a a a a
Corporate Bonds 0.4%
Software 0.4%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 35,660,000 35,772,781
Total Corporate Bonds (Cost $ 35,660,000 ) ......................................
35,772,781
Senior Floating Rate Interests 0.3%
Real Estate Management & Development 0.1%
a ,d
TBG Hillcrest Senior II LP , First Lien, Delayed Draw CME Term Loan, B , 6.875% ,
( 1-month SOFR + 1.55% ), 1/01/38 ..................................... 6,343,784 6,343,802
Residential REITs 0.2%
a
Centennial Gardens LP , First Lien, Delayed Draw Term Loan, 1 , 6.886% , 2/01/25 ...
16,317,314 16,318,163
Total Senior Floating Rate Interests (Cost $ 22,661,098 ) ..........................
22,661,965
Municipal Bonds 98.1%
Alabama 2.8%
Alabama Public Health Care Authority (The) , State of Alabama Department of Public
Health , Revenue , 2015 , Refunding , 5% , 9/01/44 ........................... 17,085,000 17,166,593
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 10,000,000 10,137,955
e
Black Belt Energy Gas District ,
Revenue , 2021 B , Mandatory Put , 4% , 12/01/26 ........................... 20,000,000 20,098,336
Revenue , 2022 F , Mandatory Put , 5.5% , 12/01/28 ......................... 24,715,000 26,292,828
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 17,015,000 18,467,878
Revenue , 2023 D-1 , Refunding , Mandatory Put , 5.5% , 2/01/29 ................ 4,000,000 4,256,655
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 4,500,000 4,927,484
Chilton County Health Care Authority , County of Chilton Sales Tax , Revenue , 2015 A ,
5% , 11/01/40 ..................................................... 8,425,000 8,493,158
County of Jefferson ,
Sewer , Revenue , 2024 , Refunding , 5.25% , 10/01/49 ....................... 15,500,000 16,751,030
Sewer , Revenue , 2024 , Refunding , 5.5% , 10/01/53 ........................ 24,100,000 26,392,508
f
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 13,200,000 12,319,439
e
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 25,230,000 27,459,383
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 15,000,000 16,668,983
Jacksonville Public Educational Building Authority ,
Jacksonville State University , Revenue , 2023 A , AGMC Insured , 5.25% , 8/01/53 ... 8,000,000 8,603,377
Jacksonville State University , Revenue , 2023 A , AGMC Insured , 5.5% , 8/01/58 .... 2,000,000 2,183,288
e
Southeast Energy Authority A Cooperative District ,
Revenue , 2021 B , Mandatory Put , 4% , 12/01/31 ........................... 1,000,000 1,000,225
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 12,850,000 13,814,634
Revenue , 2023 B , Mandatory Put , 5% , 6/01/30 ............................ 6,000,000 6,357,729

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
$ 5,000,000 $ 5,168,821
246,560,304
Alaska 0.4%
Alaska Municipal Bond Bank Authority ,
Revenue , 2015 , Refunding , 5.25% , 10/01/36 ............................. 16,045,000 16,267,063
Revenue , 2015 , Refunding , 5% , 10/01/39 ................................ 12,950,000 13,075,499
Northern Tobacco Securitization Corp. ,
Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/50 ................... 3,250,000 2,966,026
Revenue, Senior Lien , 2021 B-1 , 2 , Refunding , 4% , 6/01/50 .................. 1,115,000 1,124,918
33,433,506
Arizona 2.6%
Arizona Board of Regents , Revenue , 2016 C , 5% , 7/01/42 .....................
9,000,000 9,217,441
Arizona Industrial Development Authority ,
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/32 ............. 205,000 210,000
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/33 ............. 220,000 225,165
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/34 ............. 230,000 230,236
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/35 ............. 235,000 235,127
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/36 ............. 220,000 219,437
Leman Academy of Excellence Obligated Group , Revenue , 2022 A , Refunding , 4.5% ,
7/01/54 ........................................................ 10,000,000 9,018,415
e
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2022-1 , Mandatory
Put , 5% , 9/01/27 .................................................. 9,000,000 9,282,925
City of Glendale Municipal Property Corp. , Excise Tax , Revenue , 2012 C , Refunding ,
5% , 7/01/38 ...................................................... 15,500,000 15,521,717
City of Lake Havasu City , Wastewater System , Revenue , 2015 B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 15,000,000 15,114,455
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue , 2017 A , 5% , 7/01/47 .................................. 10,000,000 10,152,277
Airport , Revenue, Junior Lien , 2017 D , Refunding , 4% , 7/01/40 ............... 25,000,000 25,004,822
Airport , Revenue, Senior Lien , 2018 , 5% , 7/01/48 .......................... 6,000,000 6,147,057
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 4% , 7/01/45 .................................................. 14,985,000 14,468,376
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 10,000,000 9,168,164
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 E , 4% , 1/01/45 ............... 10,000,000 9,803,467
Banner Health Obligated Group , Revenue , 2019 F , 4% , 1/01/45 ............... 25,000,000 24,508,668
Christian Care Obligated Group , Revenue , 2016 A , Pre-Refunded , 5% , 1/01/36 ... 5,000,000 5,130,194
Maricopa County Pollution Control Corp. ,
El Paso Electric Co. , Revenue , 2009 A , Refunding , 3.6% , 2/01/40 ............. 19,500,000 17,921,625
Southern California Edison Co. , Revenue , 2000 A , Refunding , 2.4% , 6/01/35 ..... 5,000,000 4,228,240
Salt River Project Agricultural Improvement & Power District , Revenue , 2023 A , 5% ,
1/01/50 ......................................................... 6,500,000 7,036,249
State of Arizona ,
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/32 ................. 6,000,000 6,967,857
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/34 ................. 5,000,000 5,973,970
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/35 ................. 9,860,000 11,815,710
University of Arizona (The) , Revenue , 2014 , 5% , 8/01/44 ......................
10,000,000 10,007,875
227,609,469
Arkansas 0.1%
Arkansas Development Finance Authority , Baptist Memorial Health Care Obligated
Group , Revenue , 2020 B-1 , Refunding , 5% , 9/01/44 ........................ 6,100,000 6,026,199

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California 8.0%
f
Align Affordable Housing Bond Fund LP , Coronado Springs Tower LLC , Revenue ,
144A, 2020-2 , A , 4% , 9/01/27 ......................................... $ 17,835,000 $ 17,593,336
e
ARC70 II TRUST , Revenue , 2021-1 , A , Mandatory Put , 4% , 12/01/37 ............ 11,360,000 10,000,435
e
California Community Choice Financing Authority ,
Revenue , 2023 A-1 , Mandatory Put , 5% , 8/01/29 .......................... 5,000,000 5,280,319
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 43,250,000 46,379,739
f
California Community Housing Agency ,
Aster Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 .......... 22,400,000 19,869,593
Brio Apartments & Next on Lex Apartments , Revenue, Senior Lien , 144A, 2021 A-1 ,
4% , 2/01/56 .................................................... 17,850,000 15,208,889
K Street Flats , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ...................... 10,000,000 7,052,665
California Statewide Communities Development Authority ,
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5% ,
8/15/42 ........................................................ 425,000 463,486
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.125% ,
8/15/47 ........................................................ 620,000 670,803
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.25% ,
8/15/52 ........................................................ 7,815,000 8,449,527
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.375% ,
8/15/57 ........................................................ 12,495,000 13,579,771
f
CMFA Special Finance Agency ,
Latitude33 , Revenue , 144A, 2021 A-1 , 3% , 12/01/56 ....................... 12,000,000 8,784,854
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 5,300,000 4,778,190
f
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 21,416,351
f
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 20,741,369
Corona-Norco Unified School District ,
GO , C , AGMC Insured , 6.2% , 8/01/29 .................................. 3,250,000 3,572,783
GO , C , Pre-Refunded , AGMC Insured , 6.8% , 8/01/39 ....................... 8,500,000 9,477,473
GO , C , AGMC Insured , Zero Cpn., 8/01/39 ............................... 7,500,000 3,977,281
f
CSCDA Community Improvement Authority ,
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-1 , 3.6% , 5/01/47 ....... 10,000,000 8,522,403
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-2 , 3.25% , 5/01/57 ...... 12,500,000 8,960,942
Acacia on Santa Rosa Creek , Revenue, Senior Lien , 144A, 2021 A , 4% , 10/01/56 . 13,000,000 11,616,259
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-2 , 4.3% , 7/01/59 .......... 13,700,000 12,001,222
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 7,243,559
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 2,915,000 2,730,507
Monterey Station Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 7/01/43 . 7,855,000 6,338,734
Park Crossing Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 12/01/58 . 18,750,000 13,224,840
Vineyard Garden Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 10/01/58 14,000,000 10,008,261
Waterscape Apartments , Revenue, Senior Lien , 144A, 2021 A , 3% , 9/01/56 ...... 1,670,000 1,201,988
Westgate Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/47 ...... 15,000,000 10,925,699
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 12/01/49 ... 30,000,000 21,467,295
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 4% , 12/01/58 ... 25,000,000 19,641,547
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , AGMC Insured , 5.4% , 1/15/30 ................. 15,475,000 17,327,851
Revenue , 2013 A , Refunding , 6.85% , 1/15/42 ............................. 20,000,000 23,958,802
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
12,500,000 15,993,117
New Haven Unified School District ,
GO , 2009 , AGMC Insured , Zero Cpn., 8/01/31 ............................ 2,055,000 1,635,719
GO , 2009 , AGMC Insured , Zero Cpn., 8/01/32 ............................ 7,830,000 6,002,599
GO , 2009 , AGMC Insured , Zero Cpn., 8/01/33 ............................ 7,660,000 5,650,998
Norman Y Mineta San Jose International Airport SJC , Revenue , 2017 A , Refunding ,
5% , 3/01/47 ...................................................... 23,855,000 24,184,767
Oro Grande Elementary School District ,
COP , 2020 , Refunding , 4% , 9/15/24 .................................... 2,135,000 2,132,808

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Oro Grande Elementary School District, (continued)
COP , 2020 , Refunding , 4% , 9/15/25 .................................... $ 2,120,000 $ 2,115,248
COP , 2020 , Refunding , 4% , 9/15/27 .................................... 2,400,000 2,393,867
COP , 2020 , Refunding , 4% , 9/15/28 .................................... 2,095,000 2,085,179
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/36 ......
20,000,000 12,237,764
San Diego County Regional Airport Authority , Revenue, Senior Lien , 2023 B , 5.25% ,
7/01/58 ......................................................... 15,000,000 16,118,894
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 26,805,000 27,462,511
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 13,000,000 13,309,835
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 ....................
10,600,000 10,741,116
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
50,000,000 53,928,700
San Mateo Union High School District ,
GO , 2011 A , Zero Cpn., 9/01/33 ....................................... 6,065,000 5,798,768
GO , 2011 A , Zero Cpn., 9/01/41 ....................................... 20,000,000 21,089,126
Santa Ana Unified School District ,
GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/35 ........................... 10,000,000 6,826,154
GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/36 ........................... 18,865,000 12,306,543
GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/37 ........................... 10,000,000 6,284,293
g
Southern California Public Power Authority , Revenue , FRN , 2007 B , 5.214% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 6,000,000 5,709,004
State of California , GO , 2002 , NATL Insured , 5% , 10/01/32 ....................
20,000 20,026
West Contra Costa Unified School District ,
GO , C-1 , Refunding , AGMC Insured , Zero Cpn., 8/01/29 .................... 10,000,000 8,515,670
GO , C-1 , Refunding , AGMC Insured , Zero Cpn., 8/01/30 .................... 20,845,000 17,149,471
GO , C-1 , Refunding , AGMC Insured , Zero Cpn., 8/01/31 .................... 20,000,000 15,886,558
GO , C-1 , Refunding , AGMC Insured , Zero Cpn., 8/01/32 .................... 10,730,000 8,206,391
696,251,899
Colorado 2.7%
f
Access 25 Metropolitan District No. 2 , GO , 144A, 2023 , 6.75% , 12/01/53 .......... 3,555,000 3,759,895
Brighton Crossing Metropolitan District No. 4 , GO , 2017 A , 5% , 12/01/47 ..........
2,440,000 2,400,688
f
Broadway Park North Metropolitan District No. 2 , GO , 144A, 2020 , Refunding , 5% ,
12/01/49 ........................................................ 1,575,000 1,506,081
City & County of Denver ,
Airport System , Revenue , 1992 C , NATL Insured , ETM, 6.125% , 11/15/25 ....... 1,055,000 1,085,536
Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/37 .................. 10,000,000 10,364,970
Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/43 .................. 5,000,000 5,136,760
Airport System , Revenue , 2018 A , Refunding , 5.25% , 12/01/43 ............... 11,045,000 11,517,273
Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/48 .................. 15,500,000 15,842,631
Airport System , Revenue , 2022 D , Refunding , 5.75% , 11/15/45 ............... 10,000,000 11,267,248
Airport System , Revenue , 2022 D , Refunding , 5% , 11/15/53 .................. 10,000,000 10,436,241
Pledged Excise Tax , Revenue , 2018 A-1 , 5% , 8/01/48 ...................... 39,690,000 40,621,008
Pledged Excise Tax , Revenue , 2018 A-2 , Zero Cpn., 8/01/35 ................. 2,000,000 1,267,271
Pledged Excise Tax , Revenue , 2018 A-2 , Zero Cpn., 8/01/36 ................. 2,500,000 1,503,637
Pledged Excise Tax , Revenue , 2018 A-2 , Zero Cpn., 8/01/37 ................. 2,455,000 1,407,547
Pledged Excise Tax , Revenue , 2018 A-2 , Zero Cpn., 8/01/38 ................. 2,000,000 1,082,438
Colorado Educational & Cultural Facilities Authority , James Irwin Educational
Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/62 ................... 2,200,000 2,222,306
Colorado Health Facilities Authority ,
AdventHealth Obligated Group , Revenue , 2016 A , Refunding , 5% , 11/15/41 ...... 20,505,000 20,896,252
AdventHealth Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 12,000,000 12,358,703
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 4% , 8/01/49 13,000,000 12,103,499
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.25% , 11/01/52 ...... 10,500,000 11,290,692
Covenant Living Communities and Services Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 12/01/50 ........................................... 4,930,000 4,420,893

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
University of Colorado Health Obligated Group , Revenue , 2020 A , Pre-Refunded ,
4% , 9/01/50 .................................................... $ 3,000,000 $ 3,181,109
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 .....
1,760,000 1,697,221
f
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ........... 2,000,000 1,942,290
Evan's Place Metropolitan District , GO , 2020 A-3 , 5% , 12/01/50 .................
1,575,000 1,479,945
f
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,609,160
Hunters Overlook Metropolitan District No. 5 ,
GO , 2019 A , 5% , 12/01/39 ........................................... 746,000 745,112
GO , 2019 A , 5% , 12/01/49 ........................................... 1,000,000 942,975
Park Creek Metropolitan District , Westerly Creek District Service Area , Revenue,
Senior Lien , 2018 A , 5% , 12/01/46 ..................................... 2,875,000 2,971,224
Prairie Center Metropolitan District No. 3 , GO , 2024 A , Refunding , 5.875% , 12/15/46 .
1,375,000 1,482,352
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
20,000,000 24,749,982
Severance Shores Metropolitan District No. 4 , GO , 2020 A , 5% , 12/01/49 .........
5,745,000 5,587,105
South Maryland Creek Ranch Metropolitan District ,
GO , 2023 , Refunding , AGMC Insured , 5% , 12/01/48 ........................ 800,000 843,126
GO , 2023 , Refunding , AGMC Insured , 5.125% , 12/01/57 .................... 2,150,000 2,272,132
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
3.75% , 12/01/40 ................................................. 500,000 451,216
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
4.25% , 12/01/50 ................................................. 1,150,000 1,057,073
235,503,591
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/38 .......... 2,200,000 2,208,388
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/46 .......... 6,000,000 5,648,930
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 4% , 7/01/41 ... 5,000,000 4,854,542
University of Hartford (The) , Revenue , 2022 P , 5.375% , 7/01/52 ............... 6,000,000 5,793,793
18,505,653
Delaware 0.1%
County of Kent ,
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/40 ........................... 1,100,000 1,117,496
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/48 ........................... 1,485,000 1,490,484
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/53 ........................... 1,100,000 1,100,295
Delaware State Economic Development Authority ,
Newark Charter School, Inc. , Revenue , 2021 , Refunding , 4% , 9/01/41 .......... 1,600,000 1,515,815
Newark Charter School, Inc. , Revenue , 2021 , Refunding , 4% , 9/01/51 .......... 3,300,000 2,913,163
8,137,253
Florida 9.7%
Alachua County Health Facilities Authority ,
Oak Hammock at the University of Florida Obligated Group , Revenue , 2022 ,
Refunding , 4% , 10/01/40 ........................................... 2,500,000 2,287,286
Oak Hammock at the University of Florida Obligated Group , Revenue , 2022 ,
Refunding , 4% , 10/01/46 ........................................... 1,750,000 1,500,222
Ave Maria Stewardship Community District , Assessments , Special Assessment , 2022
A , Refunding , 4% , 5/01/42 ........................................... 5,020,000 4,477,134
Babcock Ranch Community Independent Special District ,
Assessment Area 3A , Special Assessment , 2020 , 4% , 5/01/40 ................ 1,840,000 1,767,025
Assessment Area 3A , Special Assessment , 2020 , 4% , 5/01/50 ................ 1,500,000 1,340,759

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
f
Bannon Lakes Community Development District , Phase 2 , Special Assessment , 144A,
2021 , 3.5% , 5/01/41 ................................................ $ 700,000 $ 608,488
Brevard County Health Facilities Authority , Health First, Inc. Obligated Group , Revenue ,
2022 A , Refunding , 5% , 4/01/52 ....................................... 10,000,000 10,499,487
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/31 ...... 1,500,000 1,572,090
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/32 ...... 1,100,000 1,150,270
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/35 ...... 1,000,000 1,037,428
Provident Group - Continuum Properties LLC , Revenue, Senior Lien , 2023 A-1 , 5% ,
11/01/53 ....................................................... 2,125,000 2,133,255
Provident Group - Continuum Properties LLC , Revenue, Senior Lien , 2023 A-1 , 5% ,
11/01/58 ....................................................... 2,000,000 1,994,544
Capital Trust Agency, Inc. ,
f
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 22,800,000 20,067,830
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/31 ................. 500,000 500,280
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/41 ................. 325,000 308,804
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/51 ................. 385,000 340,068
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/56 ................. 485,000 419,429
f
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,000,000 1,435,633
f
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 56,580,000 44,624,301
Central Florida Expressway Authority ,
Revenue, Senior Lien , 2016 B , Refunding , 4% , 7/01/39 ..................... 5,000,000 4,958,350
Revenue, Senior Lien , 2016 B , Refunding , 4% , 7/01/40 ..................... 5,825,000 5,759,039
Revenue, Senior Lien , 2018 , 5% , 7/01/48 ................................ 16,000,000 16,598,000
Centre Lake Community Development District ,
Special Assessment , 2021 , 3% , 5/01/42 ................................. 1,140,000 902,323
Special Assessment , 2021 , 4% , 5/01/52 ................................. 1,845,000 1,633,325
City of Atlantic Beach ,
Naval Continuing Care Retirement Foundation Obligated Group , Revenue , 2018 A ,
5% , 11/15/38 ................................................... 1,105,000 1,141,487
Naval Continuing Care Retirement Foundation Obligated Group , Revenue , 2018 A ,
5% , 11/15/53 ................................................... 9,235,000 9,322,979
City of Cape Coral , Water & Sewer , Revenue , 2017 , Refunding , 5% , 10/01/39 ......
10,000,000 10,420,046
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 .................
10,325,000 10,926,119
City of Gainesville ,
Utilities System , Revenue , 2017 A , 5% , 10/01/37 .......................... 5,000,000 5,224,186
Utilities System , Revenue , 2019 A , 5% , 10/01/47 .......................... 28,135,000 29,525,333
City of Jacksonville ,
Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/45 .. 5,000,000 4,556,222
Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 5% , 11/01/50 .. 20,000,000 20,500,224
City of Lakeland , Lakeland Regional Health Systems Obligated Group , Revenue , 2015 ,
5% , 11/15/45 ..................................................... 7,300,000 7,315,093
City of Melbourne ,
Water & Sewer , Revenue , 2000 A , FGIC Insured , ETM, Zero Cpn., 10/01/26 ...... 1,500,000 1,401,714
Water & Sewer , Revenue , 2002 B , Refunding , NATL Insured , Zero Cpn., 10/01/26 . 4,500,000 4,183,684
City of Miami Beach ,
Revenue , 2015 A , 5% , 9/01/40 ........................................ 11,000,000 11,108,207
Stormwater , Revenue , 2015 , 5% , 9/01/41 ................................ 10,000,000 10,078,299
City of Palmetto , Renaissance Arts and Education, Inc. , Revenue , 2022 A , Refunding ,
5.25% , 6/01/52 ................................................... 3,000,000 3,066,856
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% ,
9/01/50 ........................................................ 4,730,000 4,063,225
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2021 A , 4% , 9/01/56 . 10,150,000 8,465,294

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Obligated Group , Revenue , 2017 , Refunding , 4% ,
8/15/47 ........................................................ $ 5,750,000 $ 5,404,968
Baptist Health South Florida Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/47 ........................................................ 7,845,000 7,991,218
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ......
15,000,000 15,006,066
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2016
B , Refunding , 5% , 7/01/37 ......................................... 5,000,000 5,088,989
State of Florida Cigarette Tax , Revenue , 2020 A , Zero Cpn., 9/01/35 ............ 755,000 478,037
State of Florida Cigarette Tax , Revenue , 2020 A , Zero Cpn., 9/01/36 ............ 800,000 482,821
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 .....
15,000,000 13,802,461
County of Miami-Dade ,
Aviation , Revenue , 2014 B , Refunding , 5% , 10/01/37 ....................... 5,000,000 5,005,803
Seaport Department , Revenue, Senior Lien , 2022 A , Refunding , 5.25% , 10/01/52 .. 6,000,000 6,401,652
Transit System , Revenue , 2015 , Refunding , 5% , 7/01/35 .................... 7,000,000 7,099,462
Transit System , Revenue , 2018 , 5% , 7/01/43 ............................. 10,000,000 10,438,304
Transit System , Revenue , 2018 , 4% , 7/01/47 ............................. 5,000,000 4,843,221
Transit System , Revenue , 2020 A , 4% , 7/01/48 ........................... 5,000,000 4,805,822
Water & Sewer System , Revenue , 2019 B , 4% , 10/01/49 .................... 27,500,000 26,936,434
County of Monroe ,
Airport , Revenue , 2022 , 5.25% , 10/01/47 ................................ 1,000,000 1,041,958
Airport , Revenue , 2022 , 5% , 10/01/52 .................................. 1,500,000 1,520,378
County of Osceola , Transportation , Revenue , 2019 A-1 , Refunding , 5% , 10/01/49 ...
4,500,000 4,650,762
Crystal Cay Community Development District , Special Assessment , 2021 , 4% , 5/01/51
1,000,000 893,989
Cypress Mill Community Development District ,
Special Assessment , 2023 , 5% , 5/01/43 ................................. 560,000 577,373
Special Assessment , 2023 , 5% , 5/01/53 ................................. 1,000,000 1,004,053
f
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. 4,000,000 4,016,471
f
Epperson North Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2018 A-1 , 5.5% , 11/01/39 ............................. 1,500,000 1,551,427
Escambia County Health Facilities Authority ,
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/36 . 4,165,000 4,300,546
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/37 . 6,000,000 6,190,522
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/40 . 4,000,000 4,094,665
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/45 . 19,465,000 17,797,924
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/50 . 18,985,000 16,983,831
Everlands Community Development District , Assessment Area 2 , Special Assessment ,
2024 , 5.55% , 6/15/54 ............................................... 1,000,000 1,017,418
Florida Development Finance Corp. ,
Brightline Trains Florida LLC , Revenue , 2024 , Refunding , AGMC Insured , 5.25% ,
7/01/53 ........................................................ 50,000,000 52,248,440
River City Education Obligated Group , Revenue , 2021 A , 4% , 7/01/35 .......... 325,000 322,185
River City Education Obligated Group , Revenue , 2021 A , 4% , 7/01/45 .......... 600,000 548,782
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/33 .................................................... 1,350,000 1,392,200
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/39 .................................................... 5,350,000 5,430,602
Florida Housing Finance Corp. , Revenue , 2020-1 , GNMA Insured , 2.75% , 7/01/50 ...
1,410,000 1,024,579
Fort Pierce Utilities Authority , Revenue , 1999 B , AMBAC Insured , Zero Cpn., 10/01/24
2,560,000 2,544,901
Greater Orlando Aviation Authority ,
Revenue , 2017 A , 5% , 10/01/47 ....................................... 10,925,000 11,120,591
Revenue , 2019 A , 4% , 10/01/49 ....................................... 15,000,000 14,134,821

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. $ 2,500,000 $ 2,530,186
Heritage Harbour North Community Development District , Special Assessment , 2014 ,
5.125% , 5/01/45 ................................................... 2,170,000 2,204,908
Herons Glen Recreation District ,
Special Assessment , 2020 , Refunding , BAM Insured , 4% , 5/01/45 ............. 1,515,000 1,517,359
Special Assessment , 2020 , Refunding , BAM Insured , 4% , 5/01/50 ............. 1,800,000 1,758,827
Hillsborough County Aviation Authority ,
Revenue , 2015 A , 5% , 10/01/44 ....................................... 5,000,000 5,003,544
Revenue , 2018 E , 5% , 10/01/48 ....................................... 5,000,000 5,108,548
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020 A , 4% , 8/01/50 ....................... 6,500,000 5,933,797
Hollywood Beach Community Development District I , Special Assessment , 2020 ,
Refunding , 4% , 10/01/45 ............................................ 4,000,000 3,696,729
Kingman Gate Community Development District , Special Assessment , 2021 , 3.6% ,
6/15/41 ......................................................... 750,000 697,689
f
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
5.2% , 6/15/44 .................................................... 245,000 247,625
Lakes by the Bay South Community Development District , Special Assessment , 2024 ,
Refunding , 5% , 5/01/34 ............................................. 2,000,000 2,135,054
Lakewood Ranch Stewardship District , Special Assessment , 2024 , 5.55% , 5/01/54 ..
530,000 536,366
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2019 , 5% , 11/15/44 ................................................ 6,360,000 6,543,950
Leomas Landing Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 3.35% , 5/01/41 .................................... 255,000 217,990
f
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 27,000,000 23,928,750
Los Cayos Community Development District ,
Special Assessment , 2024 , 5.25% , 6/15/44 .............................. 850,000 863,765
Special Assessment , 2024 , 5.55% , 6/15/54 .............................. 800,000 812,778
Miami Beach Redevelopment Agency ,
Tax Allocation , 2015 A , Refunding , AGMC Insured , 5% , 2/01/40 ............... 5,000,000 5,003,815
Tax Allocation , 2015 A 2015 B , Refunding , AGMC Insured , 5% , 2/01/44 ......... 12,000,000 12,007,936
Miami-Dade County Expressway Authority ,
Revenue , 2013 A , Refunding , 5% , 7/01/29 ............................... 10,000,000 10,011,451
Revenue , 2013 A , Refunding , 5% , 7/01/32 ............................... 6,375,000 6,382,408
Revenue , A , Refunding , 5% , 7/01/40 ................................... 49,035,000 49,068,255
Miami-Dade County Health Facilities Authority , Variety Children's Hospital Obligated
Group , Revenue , 2017 , Refunding , 4% , 8/01/47 ........................... 3,500,000 3,379,072
Mid-Bay Bridge Authority , Revenue , 2015 A , Refunding , 5% , 10/01/40 ............
5,000,000 5,043,547
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
6.2% , 5/01/53 .................................................... 4,900,000 5,155,476
North Sumter County Utility Dependent District ,
Revenue, Senior Lien , 2019 , 5% , 10/01/49 ............................... 3,635,000 3,741,413
Revenue, Senior Lien , 2019 , 5% , 10/01/54 ............................... 7,000,000 7,179,947
Palm Beach County Educational Facilities Authority ,
Palm Beach Atlantic University Obligated Group , Revenue , 2021 , Refunding , 4% ,
10/01/41 ....................................................... 3,695,000 3,495,630
Palm Beach Atlantic University Obligated Group , Revenue , 2021 , Refunding , 4% ,
10/01/46 ....................................................... 7,570,000 6,941,158
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 B , 5% ,
11/15/42 ....................................................... 1,000,000 1,038,150
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/36 .... 1,235,000 1,242,884
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/41 .... 5,060,000 5,063,904
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/47 .... 130,000 127,392
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding ,
7.625% , 5/15/58 ................................................. 1,500,000 1,701,747

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Pine Ridge Plantation Community Development District ,
Special Assessment, Senior Lien , 2020 A-1 , Refunding , AGMC Insured , 2.625% ,
5/01/34 ........................................................ $ 1,200,000 $ 1,028,326
Special Assessment, Senior Lien , 2020 A-1 , Refunding , AGMC Insured , 2.8% ,
5/01/37 ........................................................ 995,000 829,424
Poitras East Community Development District , Special Assessment , 2023 , 5.25% ,
5/01/52 ......................................................... 2,500,000 2,547,205
Preserve at South Branch Community Development District , Phase 3 , Special
Assessment , 2021 , 3.5% , 5/01/41 ..................................... 750,000 687,274
Reunion West Community Development District , Assessment Area 1 , Special
Assessment , 2022 , Refunding , 3% , 5/01/36 .............................. 1,250,000 1,104,470
Rhodine Road North Community Development District , Assessment Area , Special
Assessment , 2022 , 3.3% , 5/01/42 ..................................... 495,000 415,885
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/36 ..................................... 750,000 641,361
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/37 ........................................................ 2,350,000 2,353,606
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/42 ........................................................ 1,600,000 1,577,976
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/47 ........................................................ 2,450,000 2,335,611
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/33 .............. 600,000 616,192
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/38 .............. 1,025,000 1,037,970
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/48 .............. 1,850,000 1,819,523
Sarasota County Public Hospital District ,
Obligated Group , Revenue , 2022 , 4% , 7/01/52 ............................ 15,000,000 14,259,654
Sarasota County Public Hospital District Obligated Group , Revenue , 2018 , 4% ,
7/01/48 ........................................................ 10,000,000 9,525,048
South Broward Hospital District , South Broward Hospital District Obligated Group ,
Revenue , 2018 , 5% , 5/01/45 ......................................... 20,715,000 21,309,543
South Creek Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 3.25% , 6/15/41 .................................... 500,000 421,367
South Fork East Community Development District ,
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/26 ............. 100,000 98,854
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/31 ............. 246,000 231,704
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/38 ............. 597,000 506,999
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 7,250,000 6,312,766
State of Florida , GO , 2016 F , Refunding , 4% , 6/01/37 ........................
8,000,000 8,064,586
Tampa Sports Authority , Revenue , 1995 , NATL Insured , 6.1% , 10/01/26 ...........
1,235,000 1,276,929
Timber Creek Southwest Community Development District ,
Special Assessment , 2020 , 4% , 6/15/40 ................................. 1,000,000 912,231
Special Assessment , 2020 , 4% , 6/15/50 ................................. 2,000,000 1,689,785
Tohoqua Community Development District , Phase 2 , Special Assessment , 2021 ,
4% , 5/01/51 ...................................................... 1,175,000 991,947
Touchstone Community Development District , Special Assessment, Senior Lien , 2022
A-1 , 5.5% , 5/01/53 ................................................. 1,800,000 1,870,433
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 ..............................
5,000,000 5,046,010
University of North Florida Financing Corp. (The) , University of North Florida Dormitory
Facilities , Revenue , 2016 , Refunding , AGMC Insured , 5% , 11/01/35 ............ 5,000,000 5,180,482
f
Village Community Development District No. 15 ,
Phase I , Special Assessment , 144A, 2023 , 5% , 5/01/43 ..................... 1,500,000 1,546,561
Phase I , Special Assessment , 144A, 2023 , 5.25% , 5/01/54 ................... 6,075,000 6,283,370
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc. , Revenue , 2017 , Refunding , 5% , 10/15/47 5,000,000 5,121,771

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Volusia County Educational Facility Authority, (continued)
Embry-Riddle Aeronautical University, Inc. , Revenue , 2020 A , Refunding , 5% ,
10/15/49 ....................................................... $ 3,000,000 $ 3,112,468
Wildwood Utility Dependent District , Revenue , 2023 , AGMC Insured , 5.5% , 10/01/53 .
6,970,000 7,725,671
846,213,066
Georgia 4.2%
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax , Revenue , 2015 A-1 , 5.25% , 7/01/44 ............ 3,000,000 3,036,111
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/25 .. 6,955,000 6,985,715
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/26 .. 5,000,000 5,080,513
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/27 .. 5,000,000 5,140,733
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 14,669,017
City of Atlanta ,
Airport Passenger Facility Charge , Revenue , 2023 E , 5.25% , 7/01/43 ........... 4,250,000 4,661,730
Airport Passenger Facility Charge , Revenue, Sub. Lien , 2019 D , 4% , 7/01/36 ..... 15,800,000 15,878,809
Water & Wastewater , Revenue , 2015 , Refunding , 5% , 11/01/40 ............... 29,500,000 29,763,721
Water & Wastewater , Revenue , 2018 B , Refunding , 5% , 11/01/47 .............. 4,845,000 5,009,474
Columbia County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2023 A , 5.125% , 4/01/53 .................................... 1,875,000 1,994,246
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 10,000,000 10,426,588
Development Authority for Fulton County , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 20,000,000 19,058,734
Development Authority of Burke County (The) ,
Oglethorpe Power Corp. , Revenue , 2017 C , Refunding , 4.125% , 11/01/45 ....... 2,500,000 2,381,682
Oglethorpe Power Corp. , Revenue , 2017 D , Refunding , 4.125% , 11/01/45 ....... 18,500,000 17,624,443
f
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 39,080,000 32,926,088
Fayette County Hospital Authority ,
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2014 A , Refunding , 5% ,
7/01/39 ........................................................ 6,420,000 6,433,294
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2016 A , 5% , 7/01/46 ...... 15,000,000 15,204,856
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,000,000 5,018,807
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 2,250,000 2,245,047
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/28 ...................................... 5,000,000 5,328,381
e
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 16,500,000 16,612,953
e
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 14,500,000 14,627,043
e,f
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 49,155,000 48,408,065
e
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 33,595,000 35,658,086
e
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 20,000,000 21,427,198
Municipal Electric Authority of Georgia ,
Revenue , 2021 A , Refunding , 5% , 1/01/63 ............................... 7,920,000 8,048,699
Revenue , 2022 A , 5.5% , 7/01/63 ...................................... 2,500,000 2,650,117
Revenue , 2023 A , 5.5% , 7/01/64 ...................................... 5,000,000 5,315,829
Private Colleges & Universities Authority , Emory University , Revenue , 2013 A , 5% ,
10/01/43 ........................................................ 10,000,000 10,021,756
371,637,735

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Hawaii 1.2%
City & County Honolulu , Wastewater System , Revenue, Senior Lien , 2018 A , 5% ,
7/01/47 ......................................................... $ 15,000,000 $ 15,559,646
State of Hawaii ,
Airports System , Revenue , 2018 A , 5% , 7/01/43 ........................... 20,805,000 21,369,421
Airports System , Revenue , 2018 A , 5% , 7/01/48 ........................... 21,315,000 21,752,710
Airports System , Revenue , 2022 A , 4% , 7/01/47 ........................... 10,000,000 9,528,388
Airports System , Revenue , 2022 A , 5% , 7/01/47 ........................... 13,200,000 13,889,775
Department of Budget & Finance , Revenue , 2019 , Refunding , 3.2% , 7/01/39 ..... 10,000,000 7,544,771
Department of Budget & Finance , Revenue , 2019 , 3.5% , 10/01/49 ............. 17,035,000 11,933,179
101,577,890
Idaho 0.2%
Idaho Health Facilities Authority ,
St. Luke's Health System Ltd. Obligated Group , Revenue , 2018 A , Refunding , 5% ,
3/01/37 ........................................................ 7,750,000 8,038,509
Trinity Health Corp. Obligated Group , Revenue , 2019 ID , 4% , 12/01/43 ......... 6,000,000 5,939,145
Idaho Housing & Finance Association ,
White Pine Charter School, Inc. , Revenue , 2023 A , 5.5% , 5/01/43 ............. 350,000 375,205
White Pine Charter School, Inc. , Revenue , 2023 A , 5.75% , 5/01/48 ............. 525,000 564,626
White Pine Charter School, Inc. , Revenue , 2023 A , 5.75% , 5/01/58 ............. 1,000,000 1,063,243
15,980,728
Illinois 5.7%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.75% , 4/01/48 ................................................... 20,000,000 22,215,948
Chicago Midway International Airport ,
Revenue, Second Lien , 2016 B , Refunding , 5% , 1/01/46 .................... 10,000,000 10,094,659
Revenue, Senior Lien , 2023 A , Refunding , BAM Insured , 5.5% , 1/01/53 ......... 6,000,000 6,540,830
Chicago O'Hare International Airport ,
Revenue, Senior Lien , 2016 D , 5.25% , 1/01/42 ............................ 10,000,000 10,317,968
Revenue, Senior Lien , 2016 D , 5% , 1/01/47 .............................. 18,000,000 18,357,611
Revenue, Senior Lien , 2017 D , Refunding , 5% , 1/01/52 ..................... 6,335,000 6,385,458
Revenue, Senior Lien , 2018 A , Refunding , 5% , 1/01/53 ..................... 10,000,000 10,171,389
Revenue, Senior Lien , 2022 A , 5% , 1/01/55 .............................. 36,500,000 37,810,328
Chicago Park District ,
GO , 2020 C , BAM Insured , 4% , 1/01/41 ................................. 1,400,000 1,396,203
GO , 2020 C , BAM Insured , 4% , 1/01/42 ................................. 4,300,000 4,263,740
GO , 2020 D , BAM Insured , 4% , 1/01/37 ................................. 1,000,000 1,011,278
GO , 2020 D , BAM Insured , 4% , 1/01/38 ................................. 1,000,000 1,009,297
Chicago Transit Authority Sales Tax Receipts Fund , Revenue, Second Lien , 2022 A ,
Refunding , 5% , 12/01/57 ............................................ 15,000,000 15,580,457
City of Chicago ,
GO , 2023 A , 5.5% , 1/01/39 ........................................... 1,050,000 1,151,920
GO , 2023 A , 5.5% , 1/01/40 ........................................... 1,300,000 1,418,891
City of Galesburg , Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/46 ......
7,000,000 6,126,568
City of Granite City , Waste Management of Illinois, Inc. , Revenue , 2002 , 1.25% ,
5/01/27 ......................................................... 5,750,000 5,222,920
Illinois Finance Authority ,
Bradley University , Revenue , 2021 A , Refunding , 4% , 8/01/46 ................ 2,250,000 2,020,821
Bradley University , Revenue , 2021 A , Refunding , 4% , 8/01/51 ................ 4,650,000 4,029,716
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/41 ......... 3,480,000 1,392,000
Christian Homes, Inc. Obligated Group , Revenue , 2021 B , Refunding , 3.25% ,
5/15/27 ........................................................ 1,640,757 656,303
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/41 .............................. 750,000 699,956
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/51 .............................. 1,000,000 876,866

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Illinois Finance Authority, (continued)
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/56 .............................. $ 750,000 $ 644,763
Mercy Health Corp. Obligated Group , Revenue , 2016 , Refunding , 5% , 12/01/46 ... 30,000,000 30,220,755
Illinois Housing Development Authority , Revenue , 2022 G , GNMA Insured , 5% ,
10/01/46 ........................................................ 3,500,000 3,630,748
Macon County School District No. 61 Decatur ,
GO , 2020 C , Refunding , AGMC Insured , 4% , 1/01/40 ....................... 3,700,000 3,689,034
GO , 2020 C , Refunding , AGMC Insured , 4% , 1/01/45 ....................... 3,125,000 3,028,292
Metropolitan Pier & Exposition Authority ,
Revenue , 1996 , ETM, 7% , 7/01/26 ..................................... 3,330,000 3,488,190
Revenue , 2002 A , NATL Insured , Zero Cpn., 12/15/37 ...................... 10,000,000 5,838,766
Revenue , 2020 A , Refunding , 5% , 6/15/50 ............................... 8,500,000 8,800,278
Revenue , 2022 A , Refunding , 4% , 6/15/52 ............................... 36,000,000 33,284,826
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AGMC Insured , Zero Cpn., 12/01/24 .................................. 1,370,000 1,352,756
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AGMC Insured , ETM, Zero Cpn., 12/01/24 ............................. 2,480,000 2,452,820
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AGMC Insured , Zero Cpn., 12/01/26 .................................. 2,465,000 2,258,575
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AGMC Insured , ETM, Zero Cpn., 12/01/26 ............................. 5,235,000 4,856,371
State of Illinois ,
GO , 2016 , 5% , 11/01/35 ............................................. 1,000,000 1,023,712
GO , 2017 A , 5% , 12/01/36 ........................................... 6,070,000 6,305,095
GO , 2017 A , 4.25% , 12/01/40 ......................................... 3,150,000 3,161,505
GO , 2017 D , 5% , 11/01/28 ........................................... 6,425,000 6,749,582
GO , 2019 A , 5% , 11/01/28 ........................................... 10,000,000 10,695,107
GO , 2019 C , 4% , 11/01/40 ........................................... 2,500,000 2,448,888
GO , 2020 , 5.75% , 5/01/45 ........................................... 7,965,000 8,680,576
GO , 2020 C , 4% , 10/01/38 ........................................... 9,750,000 9,726,533
GO , 2020 C , 4% , 10/01/39 ........................................... 4,585,000 4,543,194
GO , 2021 A , 4% , 3/01/38 ............................................ 5,000,000 5,003,275
GO , 2021 B , 5% , 3/01/25 ............................................ 4,500,000 4,545,925
GO , 2022 B , 5% , 10/01/30 ........................................... 14,650,000 16,064,995
GO , 2022 B , 5% , 10/01/31 ........................................... 26,500,000 29,408,083
GO , 2022 C , 5% , 10/01/38 ........................................... 15,000,000 16,482,625
GO , 2022 C , 5.5% , 10/01/40 ......................................... 18,050,000 20,364,216
GO , 2022 C , 5.5% , 10/01/41 ......................................... 10,000,000 11,230,014
GO , 2022 C , 5.5% , 10/01/44 ......................................... 16,000,000 17,751,234
GO , 2023 B , 5.5% , 5/01/47 .......................................... 2,500,000 2,735,277
Tri-County River Valley Development Authority ,
Cedars of Lebanon Affordable LLC , Revenue , 2021 A , Pre-Refunded , 3.75% ,
12/01/36 ....................................................... 9,910,000 10,164,955
Cedars of Lebanon Affordable LLC , Revenue , 2021 B , Pre-Refunded , 5.75% ,
12/01/36 ....................................................... 780,000 794,929
f
Upper Illinois River Valley Development Authority ,
2018 IAVF Timber Oaks & Prairie View Obligated Group , Revenue , 144A, 2020 A ,
Refunding , 4% , 12/01/40 ........................................... 7,565,000 6,491,692
2018 IAVF Timber Oaks & Prairie View Obligated Group , Revenue , 144A, 2020 A ,
Refunding , 4.5% , 12/01/50 ......................................... 34,795,000 28,541,128
495,209,841

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana 2.3%
City of Carmel , Waterworks , Revenue , 2024 C , Refunding , BAM Insured , 5.25% ,
5/01/51 ......................................................... $ 2,150,000 $ 2,298,504
City of Whiting , BP Products North America, Inc. , Revenue , 2021 , 3% , 11/01/51 .....
10,000,000 8,133,311
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 3,000,000 3,109,553
Indiana Finance Authority ,
BHI Senior Living Obligated Group , Revenue , 2016 A , 5.25% , 11/15/46 ......... 11,955,000 12,160,119
BHI Senior Living Obligated Group , Revenue , 2018 A , 5% , 11/15/53 ............ 15,000,000 15,171,903
BHI Senior Living Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/41 ... 7,250,000 6,892,650
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/53 ..................... 2,300,000 2,375,110
CHF - Tippecanoe LLC , Revenue , 2023 A , 5.125% , 6/01/58 .................. 1,650,000 1,706,590
CHF - Tippecanoe LLC , Revenue , 2023 A , 5.375% , 6/01/64 .................. 6,010,000 6,279,652
Citizens Wastewater of Westfield LLC , Revenue , 2019 A , Refunding , 5% , 10/01/48 16,665,000 17,356,013
CWA Authority, Inc. , Revenue, First Lien , 2012 A , 4% , 10/01/42 ............... 24,690,000 24,690,138
Greencroft Goshen Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/43 .. 7,000,000 6,211,227
Greencroft Goshen Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/51 .. 3,000,000 2,478,074
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/37 .. 5,000,000 4,775,833
Indianapolis Power & Light Co. , Revenue , 2021 A , Refunding , 1.4% , 8/01/29 ..... 5,000,000 4,320,669
Marion County Capital Improvement Board , Revenue , 2015 A , Refunding , 5.25% ,
2/01/37 ........................................................ 10,000,000 10,177,506
Ohio Valley Electric Corp. , Revenue , 2010 B , 2.5% , 11/01/30 ................. 3,925,000 3,541,064
Indiana Municipal Power Agency ,
Revenue , 2016 A , Refunding , 4% , 1/01/42 ............................... 5,860,000 5,866,513
Revenue , 2016 A , Refunding , 5% , 1/01/42 ............................... 20,000,000 20,373,264
Indianapolis Local Public Improvement Bond Bank ,
Revenue , 2017 C , Refunding , 5% , 1/01/40 ............................... 10,000,000 10,476,069
Revenue , 2019 A , 4% , 2/01/44 ........................................ 3,000,000 3,003,215
Revenue , 2019 A , 5% , 2/01/49 ........................................ 30,000,000 31,310,409
Revenue, Senior Lien , 2023 E , 6.125% , 3/01/57 ........................... 2,750,000 3,037,067
205,744,453
Iowa 0.8%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC , Revenue , 2022 , Refunding , 5% , 12/01/50 ............. 9,650,000 10,250,311
Iowa Health System Obligated Group , Revenue , 2018 B , Refunding , 5% , 2/15/48 .. 7,500,000 7,702,738
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 1,400,000 1,408,937
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/41 .... 3,600,000 3,602,777
Lifespace Communities, Inc. Obligated Group , Revenue , 2018 A , 5% , 5/15/48 .... 3,225,000 3,145,882
e
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 4.281% , 5/15/26 ..................................... 8,250,000 7,762,295
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 2,000,000 2,257,405
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.25% ,
5/15/38 ........................................................ 2,750,000 3,157,000
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.5% ,
5/15/53 ........................................................ 4,120,000 4,662,058
Iowa Tobacco Settlement Authority ,
Revenue , 2021 A-2 , 1 , Refunding , 4% , 6/01/49 ............................ 20,730,000 19,455,520
Revenue , 2021 B-1 , 2 , Refunding , 4% , 6/01/49 ........................... 2,840,000 2,843,245
66,248,168
Kansas 0.2%
Wyandotte County-Kansas City Unified Government ,
Utility System , Revenue , 2016 C , Refunding , 5% , 9/01/41 ................... 5,000,000 5,101,292
Utility System , Revenue , 2016 C , Refunding , 5% , 9/01/46 ................... 16,565,000 16,870,694
21,971,986

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky 1.3%
City of Hazard , Appalachian Regional Healthcare Obligated Group , Revenue , 2021 ,
Refunding , 3% , 7/01/46 ............................................. $ 2,000,000 $ 1,572,963
City of Owensboro , Water , Revenue , 2018 , Refunding , BAM Insured , 4% , 9/15/45 ...
5,000,000 4,911,543
County of Boyle , Centre College of Kentucky , Revenue , 2017 , Pre-Refunded , 5% ,
6/01/37 ......................................................... 2,000,000 2,058,692
County of Carroll ,
Kentucky Utilities Co. , Revenue , 2008 A , Refunding , 2% , 2/01/32 .............. 3,000,000 2,485,312
e
Kentucky Utilities Co. , Revenue , 2016 A , Refunding , Mandatory Put , 1.55% , 9/01/26 2,000,000 1,913,831
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012 A , 5% , 10/01/33 ............................................... 1,000,000 1,000,575
Fayette County School District Finance Corp. , Fayette County School District ,
Revenue , 2015 D , 5% , 8/01/34 ........................................ 1,985,000 2,009,343
Hopkins County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .......
2,340,000 1,608,518
Kentucky Bond Development Corp. ,
Revenue , 2018 A , 5% , 9/01/48 ........................................ 2,500,000 2,575,682
Centre College of Kentucky , Revenue , 2021 , 4% , 6/01/51 .................... 1,350,000 1,227,330
Transylvania University , Revenue , 2019 B , 4% , 3/01/49 ..................... 2,500,000 2,193,532
Transylvania University , Revenue , 2021 A , Refunding , 4% , 3/01/46 ............. 735,000 658,024
Transylvania University , Revenue , 2021 A , Refunding , 4% , 3/01/49 ............. 330,000 289,546
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/49 ........................ 21,200,000 21,918,733
Kentucky Municipal Power Agency ,
Revenue , 2015 A , Refunding , NATL Insured , 5% , 9/01/42 .................... 10,000,000 10,050,927
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/35 .................... 7,750,000 7,860,783
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/36 .................... 8,015,000 8,110,441
Revenue , 2019 A , Refunding , 4% , 9/01/45 ............................... 2,000,000 1,829,837
e
Kentucky Public Energy Authority , Revenue , 2022 A-2 , Mandatory Put , 4.771% , ( SOFR
+ 1.2% ), 8/01/30 .................................................. 5,000,000 4,976,145
Kentucky Rural Water Finance Corp. , Revenue , 2001 A , 5% , 2/01/26 .............
55,000 55,075
Kentucky State Property & Building Commission , Kentucky Finance and Administration
Cabinet , Revenue , 5% , 4/01/38 ....................................... 2,500,000 2,601,165
Kentucky Turnpike Authority , Kentucky Transportation Cabinet , Revenue , 2015 A ,
Refunding , 5% , 7/01/33 ............................................. 3,000,000 3,040,454
Lewis County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .........
2,000,000 1,350,931
Louisville and Jefferson County ,
Metropolitan Sewer District , Revenue , 2017 A , 4% , 5/15/48 .................. 2,750,000 2,633,678
Metropolitan Sewer District , Revenue , 2018 A , Refunding , 4% , 5/15/38 .......... 5,000,000 5,015,564
Louisville/Jefferson County Metropolitan Government ,
Bellarmine University, Inc. , Revenue , 2015 , Refunding , 5% , 5/01/31 ............ 2,000,000 1,944,074
Bellarmine University, Inc. , Revenue , 2017 A , Refunding , 5% , 5/01/36 .......... 2,715,000 2,544,756
Louisville Gas and Electric Co. , Revenue , 2003 A , Refunding , 2% , 10/01/33 ...... 4,000,000 3,223,093
Paducah Electric Plant Board , Revenue , 2016 A , Refunding , AGMC Insured , 5% ,
10/01/34 ........................................................ 5,700,000 5,876,740
Scott County School District Finance Corp. , Scott County Board of Education ,
Revenue , 2018 , 4% , 6/01/38 ......................................... 1,615,000 1,617,400
Shelby County School District Finance Corp. , Shelby County Public School District ,
Revenue , 2018 , 4% , 8/01/38 ......................................... 3,465,000 3,434,150
University of Kentucky , Revenue , 2014 A , 4% , 4/01/44 ........................
2,250,000 2,194,010
114,782,847
Louisiana 2.4%
City of Shreveport ,
Water & Sewer , Revenue , 2016 B , 5% , 12/01/41 .......................... 10,000,000 10,160,547
Water & Sewer , Revenue, Junior Lien , 2019 B , AGMC Insured , 4% , 12/01/44 ..... 6,535,000 6,268,918

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Lafayette Consolidated Government , Revenue , 2015 , Refunding , AGMC Insured , 5% ,
11/01/30 ........................................................ $ 5,000,000 $ 5,093,775
f
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 9,400,000 8,780,717
Parish of Assumption , Revenue , 144A, 2021 , 3.875% , 11/01/45 ............... 4,880,000 4,484,054
Parish of St. Bernard , Revenue , 144A, 2021 , 4% , 11/01/45 ................... 2,000,000 1,871,792
Parish of St. Charles , Revenue , 144A, 2022 , 4.5% , 11/01/47 ................. 9,455,000 9,530,102
Parish of St. John the Baptist , Revenue , 144A, 2019 , 3.9% , 11/01/44 ........... 2,110,000 1,950,743
Parish of St. Tammany LA GOMESA , Revenue , 144A, 2020 , 3.875% , 11/01/45 .... 5,820,000 5,347,786
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 4% , 10/01/43 ... 3,877,088 3,101,765
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 4.25% , 10/01/48 6,350,000 4,954,333
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 4.5% , 10/01/53 . 8,000,000 6,257,398
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 5% , 10/01/61 ... 10,000,000 8,258,876
Louisiana Public Facilities Authority ,
Franciscan Missionaries of Our Lady Health System Obligated Group , Revenue ,
2017 A , 5% , 7/01/47 .............................................. 10,000,000 10,202,548
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/51 .............................................. 9,000,000 9,068,960
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/56 .............................................. 17,595,000 17,694,364
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/46 27,500,000 27,882,503
Ochsner Clinic Foundation Obligated Group , Revenue , 2020 A , Refunding , AGMC
Insured , 3% , 5/15/47 .............................................. 9,925,000 8,037,877
f
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.375% , 1/01/40 2,500,000 2,513,279
f
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 14,000,000 13,885,675
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 B , 5% , 1/01/48 ........................................ 9,675,000 9,737,524
Parish of East Baton Rouge Capital Improvements District , MovEBR Sales Tax ,
Revenue , 2019 , 4% , 8/01/44 ......................................... 6,000,000 6,003,505
e
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 7,500,000 7,286,571
Port New Orleans Board of Commissioners ,
Revenue , 2020 E , 5% , 4/01/44 ........................................ 8,110,000 8,437,215
Revenue , 2020 E , 5% , 4/01/47 ........................................ 10,000,000 10,316,833
Terrebonne Levee & Conservation District , Sales Tax , Revenue , 2020 B , Refunding ,
4% , 6/01/40 ...................................................... 5,065,000 5,058,642
212,186,302
Maryland 1.6%
City of Baltimore ,
Wastewater Utility Fund , Revenue , 2014 C , 5% , 7/01/39 ..................... 10,000,000 10,036,220
Wastewater Utility Fund , Revenue , 2014 C , 5% , 7/01/44 ..................... 10,000,000 10,023,528
Water Utility Fund , Revenue , 2014 A , 5% , 7/01/39 ......................... 9,430,000 9,464,156
Water Utility Fund , Revenue , 2014 A , 5% , 7/01/44 ......................... 5,500,000 5,512,940
Maryland Economic Development Corp. ,
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4.25% , 7/01/50 1,000,000 943,477
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 5% , 7/01/56 . 1,415,000 1,450,876
Purple Line Transit Partners LLC , Revenue , 2022 A , 5% , 11/12/28 ............. 10,000,000 10,183,215
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/52 ........... 10,000,000 10,476,689
University of Maryland College Park , Revenue , 2024 , AGMC Insured , 5% , 7/01/54 . 10,000,000 10,529,409
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group , Revenue , 2016 A , 5.5% , 1/01/46 ......... 12,500,000 12,710,724
Adventist Healthcare Obligated Group , Revenue , 2021 B , 4% , 1/01/51 .......... 23,000,000 20,305,649
MedStar Health Obligated Group , Revenue , 2015 , Refunding , 5% , 8/15/42 ....... 13,285,000 13,365,484
MedStar Health Obligated Group , Revenue , 2017 A , 5% , 5/15/45 .............. 15,465,000 15,891,862

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/33 ............... $ 3,205,000 $ 3,290,727
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/35 ............... 3,455,000 3,268,999
137,453,955
Massachusetts 1.8%
Commonwealth of Massachusetts ,
GO , 2016 G , 4% , 9/01/42 ............................................ 20,000,000 19,979,460
GO , 2018 E , 5.25% , 9/01/43 ......................................... 10,000,000 10,660,222
Transportation Fund , Revenue , 2017 A , 5% , 6/01/47 ....................... 25,055,000 25,775,199
Transportation Fund , Revenue , 2018 A , 5% , 6/01/48 ....................... 15,000,000 15,574,860
Massachusetts Bay Transportation Authority , Sales Tax , Revenue , 2005 A , 5% , 7/01/28
10,000,000 10,800,117
Massachusetts Development Finance Agency ,
Mass General Brigham, Inc. , Revenue , 2017 S-1 , Refunding , 4% , 7/01/41 ....... 15,415,000 15,364,898
Springfield College , Revenue , 2021 A , 4% , 6/01/56 ........................ 3,000,000 2,492,731
f
Waste Management of Massachusetts, Inc. , Revenue , 144A, 2002 , 1.25% , 5/01/27 3,250,000 2,952,086
Worcester Polytechnic Institute , Revenue , 2019 , 5% , 9/01/59 ................. 10,000,000 10,401,206
Massachusetts Educational Financing Authority ,
Revenue , 2017 B , Refunding , 4.25% , 7/01/46 ............................. 2,000,000 1,869,462
Revenue , 2021 C , 3% , 7/01/51 ........................................ 3,200,000 2,279,542
Revenue, Senior Lien , 2023 B , 4.25% , 7/01/44 ............................ 4,500,000 4,370,240
Massachusetts Port Authority , Revenue , 2021 E , 5% , 7/01/51 ..................
24,870,000 25,862,318
University of Massachusetts Building Authority , Revenue, Senior Lien , 2014-1 , 5% ,
11/01/39 ........................................................ 8,185,000 8,209,621
156,591,962
Michigan 0.6%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System , Revenue, Second Lien , 2006
B , NATL Insured , 5% , 7/01/36 ....................................... 10,000 10,016
Great Lakes Water Authority Water Supply System , Revenue, Senior Lien , 2003 A ,
NATL Insured , 5% , 7/01/34 ......................................... 10,000 10,018
Michigan Finance Authority ,
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/36 ... 1,000,000 1,015,065
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/37 ... 2,000,000 2,015,515
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/38 ... 1,500,000 1,502,433
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/39 ... 250,000 248,881
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/40 ... 2,250,000 2,234,245
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/49 ... 4,000,000 3,670,461
Tobacco Settlement , Revenue, Senior Lien , 2020 B-1 , 2 , Refunding , 5% , 6/01/49 .. 1,665,000 1,708,488
Michigan State Housing Development Authority , Revenue , 2023 B , Refunding , 5% ,
6/01/54 ......................................................... 3,500,000 3,594,620
Michigan Strategic Fund ,
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/48 .... 12,445,000 12,620,510
United Methodist Retirement Communities, Inc. Obligated Group , Revenue , 2019 ,
Refunding , 5% , 11/15/49 ........................................... 7,000,000 6,235,822
Pontiac School District , GO , 2020 , 4% , 5/01/50 .............................
8,665,000 8,400,025
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2023 B , AGMC Insured , 5.5% , 12/01/48 ................................. 5,000,000 5,512,684
48,778,783
Minnesota 0.1%
h
Minneapolis-St. Paul Metropolitan Airports Commission , Revenue , 2024 B , 5.25% ,
1/01/49 ......................................................... 6,000,000 6,465,444

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi 0.8%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2023 A , 4% , 6/01/53 ................................ $ 6,000,000 $ 5,748,879
Mississippi Business Finance Corp. , System Energy Resources, Inc. , Revenue , 2021 ,
Refunding , 2.375% , 6/01/44 .......................................... 7,000,000 4,393,050
Mississippi Development Bank ,
City of Jackson Water & Sewer System , Revenue , 2013 , AGMC Insured , 6.875% ,
12/01/40 ....................................................... 3,400,000 3,413,359
f
County of Jackson , Revenue , 144A, 2021 , 3.625% , 11/01/36 ................. 2,800,000 2,659,816
Mississippi Home Corp. ,
f
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A-5 , 3.5% , 6/01/33 . 584,263 507,170
f
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A-5 , 4% , 6/01/46 .. 1,000,000 773,238
f
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A-5 , 4.5% , 6/01/62 . 17,965,177 13,853,447
f
Patriot Services Group Obligated Group , Revenue , 144A, 2021 B-5 , 5.2% , 6/01/36 5,600,000 4,452,397
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 2021 D-8 ,
4.15% , 6/01/46 .................................................. 3,464,038 2,742,563
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 2021 D-8 ,
4.65% , 6/01/62 .................................................. 5,381,952 4,270,152
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group , Revenue , 2016 A , 5% , 9/01/36 ... 6,350,000 6,452,258
Baptist Memorial Health Care Obligated Group , Revenue , 2016 A , 5% , 9/01/46 ... 20,000,000 20,144,022
69,410,351
Missouri 0.6%
Health & Educational Facilities Authority of the State of Missouri ,
BJC Healthcare Obligated Group , Revenue , 2015 A , 4% , 1/01/45 .............. 20,005,000 19,332,744
Lutheran Senior Services Obligated Group , Revenue , 2016 B , Refunding , 5% ,
2/01/46 ........................................................ 4,000,000 4,022,937
Mercy Health , Revenue , 2023 , 5% , 12/01/52 ............................. 5,000,000 5,348,629
Kansas City Industrial Development Authority , City of Kansas City Airport , Revenue ,
2019 B , AGMC Insured , 5% , 3/01/49 ................................... 20,000,000 20,500,622
St. Louis Municipal Finance Corp. , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/45 ..................................................... 5,000,000 5,234,231
54,439,163
Montana 0.2%
Montana Facility Finance Authority ,
Billings Clinic Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/15/48 ....... 10,000,000 10,251,754
Kalispell Regional Medical Center Obligated Group , Revenue , 2018 B , Refunding ,
5% , 7/01/43 .................................................... 6,440,000 6,539,116
16,790,870
Nebraska 0.6%
e
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 10,000,000 10,502,822
Gretna Public Schools , GO , 2022 , 4% , 12/15/47 ............................
12,935,000 12,722,054
Omaha Public Power District Nebraska City Station Unit 2 ,
Revenue , 2015 A , Refunding , 5.25% , 2/01/42 ............................. 10,000,000 10,086,037
Revenue , 2016 A , Refunding , 5% , 2/01/49 ............................... 10,000,000 10,196,001
Public Power Generation Agency , Revenue , 2016 A , Refunding , 5% , 1/01/39 .......
7,340,000 7,506,951
51,013,865
Nevada 0.1%
Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue , 2017 ,
Refunding , 5% , 9/01/47 ............................................. 2,775,000 2,815,255
Las Vegas Convention & Visitors Authority , County of Clark & City of Las Vegas
Combined Room Tax , Revenue , 2018 B , 5% , 7/01/43 ....................... 10,000,000 10,430,902
13,246,157

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Hampshire 0.4%
New Hampshire Business Finance Authority ,
g,h
Revenue , FRN , 2024-3 , A , 4.163% , 10/20/41 ............................. $ 5,000,000 $ 4,841,073
Presbyterian Homes Obligated Group , Revenue , 2023 A , 5.25% , 7/01/48 ........ 2,250,000 2,376,599
Roseville Sustainable Energy Partner LLC , Revenue , 2024 C , 5.25% , 7/01/54 .... 15,285,000 15,923,039
New Hampshire Health and Education Facilities Authority Act ,
Elliot Hospital Obligated Group , Revenue , 2016 , Refunding , 5% , 10/01/38 ....... 4,000,000 4,054,066
University System of New Hampshire , Revenue , 2015 , Refunding , 5% , 7/01/45 ... 10,350,000 10,400,266
37,595,043
New Jersey 3.0%
Camden County Improvement Authority (The) , KIPP Cooper Norcross Obligated Group ,
Revenue , 2022 , 6% , 6/15/62 ......................................... 5,075,000 5,455,648
City of Newark , Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 6% ,
11/15/62 ........................................................ 4,000,000 4,643,187
New Jersey Economic Development Authority ,
New Jersey Transit Corp. , Revenue , 2020 A , 5% , 11/01/44 ................... 15,000,000 15,707,022
New Jersey Transit Corp. , Revenue , 2022 A , 5% , 11/01/52 ................... 10,000,000 10,629,986
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 14,000,000 14,343,539
New Jersey Higher Education Student Assistance Authority ,
Revenue , 2021 C , Refunding , 3.25% , 12/01/51 ........................... 2,000,000 1,495,476
Revenue, Senior Lien , 2018 A , 4% , 12/01/33 ............................. 745,000 743,447
Revenue, Senior Lien , 2020 B , 3.5% , 12/01/39 ............................ 4,950,000 4,754,309
Revenue, Senior Lien , 2023 B , 4% , 12/01/44 ............................. 8,000,000 7,684,908
New Jersey Transportation Trust Fund Authority ,
Revenue , 2009 A , BAM Insured , Zero Cpn., 12/15/39 ....................... 25,000,000 13,788,075
Revenue , 2015 AA , 5% , 6/15/45 ....................................... 15,000,000 15,104,295
Revenue , 2018 A , Refunding , 5% , 12/15/36 .............................. 7,000,000 7,420,799
Revenue , 2019 AA , 5.25% , 6/15/43 .................................... 5,000,000 5,254,645
Revenue , 2020 AA , 5% , 6/15/35 ....................................... 3,000,000 3,289,175
Revenue , 2020 AA , 5% , 6/15/37 ....................................... 5,220,000 5,696,664
Revenue , 2020 AA , 5% , 6/15/38 ....................................... 1,000,000 1,088,808
Revenue , 2020 AA , 5% , 6/15/39 ....................................... 4,240,000 4,602,828
Revenue , 2020 AA , 5% , 6/15/40 ....................................... 2,500,000 2,704,730
Revenue , 2020 AA , 5% , 6/15/45 ....................................... 18,935,000 20,127,693
Revenue , 2020 AA , 4% , 6/15/50 ....................................... 39,000,000 38,046,005
Revenue , 2021 A , Refunding , 5% , 6/15/31 ............................... 7,250,000 8,088,217
Revenue , 2021 A , Refunding , 5% , 6/15/33 ............................... 1,250,000 1,385,476
Revenue , 2022 BB , 4% , 6/15/46 ....................................... 17,000,000 16,585,423
Revenue , 2022 CC , 5.5% , 6/15/50 ..................................... 2,000,000 2,210,817
New Jersey Turnpike Authority , Revenue , 2015 E , Refunding , 5% , 1/01/45 ........
11,475,000 11,549,926
Tobacco Settlement Financing Corp. , Revenue , 2018 B , Refunding , 5% , 6/01/46 ....
42,240,000 42,485,765
264,886,863
New Mexico 0.4%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 B , Refunding ,
2.15% , 4/01/33 ................................................... 21,800,000 17,775,744
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group , Revenue , 2017 A , Refunding ,
5% , 8/01/46 .................................................... 15,000,000 15,372,981
San Juan Regional Medical Center, Inc. , Revenue , 2020 , Refunding , 4% , 6/01/33 . 1,000,000 982,632
San Juan Regional Medical Center, Inc. , Revenue , 2020 , Refunding , 4% , 6/01/35 . 1,000,000 961,897
35,093,254

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York 8.3%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville University ,
Revenue , 2020 A , Refunding , 4% , 11/01/40 .............................. $ 2,200,000 $ 1,972,502
City of New York ,
GO , 2018 E-1 , 5% , 3/01/41 .......................................... 11,355,000 11,840,947
GO , 2022 D-1 , 5.5% , 5/01/46 ......................................... 2,500,000 2,803,981
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 6,000,000 5,886,356
Metropolitan Transportation Authority ,
Revenue , 2015 A-1 , 5% , 11/15/40 ..................................... 7,000,000 7,044,881
Revenue , 2016 A-1 , 5.25% , 11/15/56 ................................... 15,000,000 15,313,756
Revenue , 2016 D , Refunding , 5% , 11/15/31 .............................. 1,180,000 1,218,125
Revenue , 2019 A-2 , 5% , 11/15/45 ..................................... 46,270,000 48,371,602
Revenue , 2020 A-1 , 4% , 11/15/45 ..................................... 10,000,000 9,779,464
Revenue , 2020 A-1 , 5% , 11/15/47 ..................................... 24,300,000 25,571,687
Revenue , 2020 D , 5% , 11/15/44 ....................................... 35,000,000 37,209,718
Revenue , 2020 D , 4% , 11/15/50 ....................................... 20,000,000 19,211,940
Revenue , 2020 E , Refunding , 4% , 11/15/45 .............................. 905,000 885,041
Revenue , 2021 A-1 , 4% , 11/15/44 ..................................... 6,725,000 6,604,371
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AGMC Insured , 4% , 3/01/45 ................................. 6,000,000 5,887,541
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2015 HH , Refunding , 5% , 6/15/39 ........... 15,000,000 15,189,839
Water & Sewer System , Revenue , 2017 CC-1 , Refunding , 5% , 6/15/46 ......... 32,500,000 33,243,590
Water & Sewer System , Revenue , 2019 DD-1 , 5.25% , 6/15/49 ................ 12,000,000 12,701,089
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2016 E-1 , 5% , 2/01/38 ...................... 10,000,000 10,202,637
Future Tax Secured , Revenue , 2017 F-1 , 5% , 5/01/42 ...................... 11,095,000 11,468,863
Future Tax Secured , Revenue , 2018 C-2 , 5% , 5/01/38 ...................... 11,945,000 12,618,612
Future Tax Secured , Revenue , 2018 C-3 , 4% , 5/01/43 ...................... 19,800,000 19,560,869
Future Tax Secured , Revenue , 2020 B-1 , 4% , 11/01/47 ..................... 10,000,000 9,831,298
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 10,000,000 7,525,247
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 40,000,000 46,496,928
Goldman Sachs Headquarters LLC , Revenue , 2007 , 5.5% , 10/01/37 ........... 24,995,000 29,914,753
New York State Dormitory Authority ,
State of New York Personal Income Tax , Revenue , 2015 B , 5% , 2/15/40 ......... 20,000,000 20,135,100
State of New York Personal Income Tax , Revenue , 2020 A , Refunding , 4% , 3/15/48 5,000,000 4,870,868
State of New York Sales Tax , Revenue , 2017 A , 5% , 3/15/43 ................. 10,000,000 10,306,493
State of New York Sales Tax , Revenue , 2018 A , 5% , 3/15/39 ................. 13,270,000 13,942,336
State of New York Sales Tax , Revenue , 2018 C , Refunding , 5% , 3/15/37 ........ 23,000,000 24,283,485
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/44 ........ 16,000,000 16,785,789
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/45 ........ 60,365,000 63,292,413
State of New York Sales Tax , Revenue , 2018 E , Pre-Refunded , 5% , 3/15/46 ...... 5,000 5,404
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/50 ........................................ 20,000,000 19,187,932
Revenue, Junior Lien , 2016 A , 5% , 1/01/46 .............................. 9,000,000 9,119,847
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 4% , 3/15/44 7,000,000 6,909,909
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 4% , 3/15/51 12,115,000 11,742,768
New York State Urban Development Corp. , State of New York Personal Income Tax ,
Revenue , 2020 A , 4% , 3/15/45 ........................................ 36,905,000 36,209,005
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 5,000,000 5,161,237
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/36 .......................... 5,560,000 5,715,309
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 5,000,000 4,972,773
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 9,360,000 9,744,924
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 5,000,000 5,410,248
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/33 ............. 7,500,000 8,126,183
JFK NTO LLC , Revenue , 2023 , AGMC Insured , 5.125% , 6/30/60 .............. 2,000,000 2,075,138

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... $ 2,500,000 $ 2,600,577
JFK NTO LLC , Revenue , 2024 , AGMC Insured , 5% , 6/30/54 ................. 13,500,000 14,024,534
Port Authority of New York & New Jersey , Revenue , 218 , 4% , 11/01/47 ...........
13,500,000 12,882,744
Triborough Bridge & Tunnel Authority , Revenue , 2022 A , 4% , 11/15/52 ............
10,000,000 9,747,741
725,608,394
North Carolina 0.5%
Greater Asheville Regional Airport Authority , Revenue , 2022 A , AGMC Insured , 5.5% ,
7/01/52 ......................................................... 5,000,000 5,435,154
North Carolina Medical Care Commission , Presbyterian Homes Obligated Group ,
Revenue , 2020 A , 5% , 10/01/50 ....................................... 2,200,000 2,256,146
North Carolina Turnpike Authority ,
Revenue , 2009 B , AGMC Insured , Zero Cpn., 1/01/33 ...................... 25,000,000 18,341,917
Revenue , 2009 B , AGMC Insured , Zero Cpn., 1/01/34 ...................... 15,000,000 10,571,507
Revenue , 2009 B , AGMC Insured , Zero Cpn., 1/01/35 ...................... 15,215,000 10,285,150
46,889,874
North Dakota 0.7%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/38 .. 4,600,000 4,342,263
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/41 .. 3,875,000 3,545,939
Altru Health System Obligated Group , Revenue , 2023 A , AGMC Insured , 5% ,
12/01/53 ....................................................... 2,440,000 2,540,283
City of Horace , GO , 2023 B , Refunding , 5.125% , 7/01/25 .....................
14,500,000 14,510,611
State Board of Higher Education of the State of North Dakota ,
Revenue , 2019 A , AGMC Insured , 4% , 4/01/44 ............................ 10,000,000 9,784,049
Revenue , 2019 A , AGMC Insured , 4% , 4/01/50 ............................ 9,620,000 9,109,820
University of North Dakota ,
COP , 2018 A , 5% , 4/01/48 ........................................... 5,500,000 5,663,997
COP , 2018 A , 5% , 4/01/57 ........................................... 10,000,000 10,252,807
59,749,769
Ohio 1.8%
Akron Bath Copley Joint Township Hospital District ,
Summa Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/37 3,915,000 3,786,027
Summa Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/38 5,700,000 5,499,239
American Municipal Power, Inc. , Combined Hydroelectric , Revenue , 2016 A ,
Refunding , 5% , 2/15/46 ............................................. 20,000,000 20,295,958
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 4% , 6/01/48 ............................................. 4,505,000 4,202,524
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... 6,000,000 6,789,441
County of Butler , UC Health Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/45 ........................................................ 7,500,000 7,507,151
County of Franklin ,
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/40 ................... 10,405,000 9,208,787
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/40 ....... 5,000 5,323
County of Hamilton ,
Life Enriching Communities Obligated Group , Revenue , 2023 A , 5.75% , 1/01/53 ... 4,530,000 4,748,189
UC Health Obligated Group , Revenue , 2020 , 5% , 9/15/50 ................... 7,500,000 7,508,170
Northeast Ohio Regional Sewer District , Revenue , 2017 , Refunding , 4% , 11/15/38 ..
10,000,000 10,152,477
Ohio Higher Educational Facility Commission ,
Case Western Reserve University , Revenue , 2021 A , Refunding , 4% , 12/01/44 .... 6,815,000 6,772,032
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,350,000 1,345,094
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,185,000 1,160,558
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,530,000 2,419,011

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... $ 35,000,000 $ 40,620,524
State of Ohio ,
Cleveland Clinic Health System Obligated Group , Revenue , 2019 B , 4% , 1/01/46 .. 10,000,000 9,809,665
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/38 640,000 603,748
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/40 855,000 799,215
Summit County Development Finance Authority , UAkronPark, Inc. , Revenue , 2023 , 6% ,
12/01/58 ........................................................ 9,665,000 10,635,157
153,868,290
Oklahoma 0.2%
Edmond Public Works Authority ,
Revenue , 2017 , 5% , 7/01/42 ......................................... 4,000,000 4,127,534
Revenue , 2017 , 5% , 7/01/47 ......................................... 4,500,000 4,615,880
Oklahoma Turnpike Authority , Revenue , 2023 , 5.5% , 1/01/53 ...................
6,000,000 6,631,380
Oklahoma Water Resources Board , Revenue , 2023 B , 4% , 10/01/48 .............
4,000,000 3,964,830
19,339,624
Oregon 1.1%
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/50 ...
12,210,000 12,040,117
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
10,000,000 10,443,198
Port of Portland ,
Airport , Revenue , 25 B , 5% , 7/01/44 .................................... 2,450,000 2,526,658
Airport , Revenue , 27 A , 5% , 7/01/38 .................................... 10,000,000 10,582,850
Airport , Revenue , 27 A , 5% , 7/01/45 .................................... 10,000,000 10,392,644
Airport , Revenue , 28 , 5% , 7/01/52 ..................................... 13,755,000 14,304,908
Airport , Revenue , 29 , 5.5% , 7/01/48 .................................... 18,500,000 20,312,824
State of Oregon ,
Housing & Community Services Department , Revenue , 2018 A , 3.6% , 1/01/33 .... 5,080,000 5,009,837
Housing & Community Services Department , Revenue , 2018 D , 3.8% , 7/01/34 .... 4,695,000 4,691,920
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO , 2018 A , Zero Cpn., 6/15/42 ....................................... 5,900,000 2,627,458
GO , 2018 A , Zero Cpn., 6/15/43 ....................................... 5,500,000 2,314,272
95,246,686
Pennsylvania 1.5%
Allegheny County Sanitary Authority , Revenue , 2013 , BAM Insured , 5.25% , 12/01/44
5,000,000 5,003,265
Allentown Commercial and Industrial Development Authority , Lincoln Leadership
Academy Charter School , Revenue , 2023 , 6% , 6/15/53 ..................... 1,600,000 1,679,074
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/33 .......... 4,550,000 4,605,763
f
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
A , 6.75% , 9/01/61 ................................................. 10,000,000 10,127,728
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 5,000,000 4,865,127
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ........ 350,000 338,272
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/37 ........ 345,000 321,170
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/56 ........ 3,300,000 2,571,462
Lehigh County General Purpose Authority ,
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/52 .... 13,785,000 11,974,524
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/57 .... 5,000,000 4,249,806
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 4% ,
11/15/43 ....................................................... 600,000 568,982
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 5% ,
11/15/45 ....................................................... 1,000,000 1,029,817

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Montgomery County Industrial Development Authority, (continued)
Meadowood Corp. Obligated Group (The) , Revenue , 2018 A , Refunding , 5% ,
12/01/48 ....................................................... $ 9,000,000 $ 8,936,745
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.25% ,
6/30/53 ........................................................ 4,000,000 4,134,457
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 6% , 6/30/61 5,020,000 5,476,401
Presbyterian Homes Obligated Group , Revenue , 2023 B-1 , 5.25% , 7/01/49 ...... 1,000,000 1,054,215
UPMC Obligated Group , Revenue , 2022 A , Refunding , 4% , 2/15/40 ............ 5,240,000 5,177,385
Pennsylvania Housing Finance Agency ,
Revenue , 2022-139 A , Refunding , 4% , 10/01/37 ........................... 9,100,000 9,140,125
Revenue , 2023-143 A , 5.45% , 4/01/51 .................................. 10,000,000 10,553,143
Pennsylvania Turnpike Commission ,
Revenue , 2020 B , 5% , 12/01/50 ....................................... 8,000,000 8,497,032
Revenue , 2023 A , Refunding , 5% , 12/01/53 .............................. 7,585,000 8,209,820
Philadelphia Gas Works Co. , Revenue , 16th A , AGMC Insured , 4% , 8/01/45 .......
1,000,000 988,461
School District of Philadelphia (The) ,
GO , 2016 F , Refunding , 5% , 9/01/33 ................................... 6,415,000 6,565,597
GO , 2016 F , Refunding , 5% , 9/01/36 ................................... 4,090,000 4,171,216
State Public School Building Authority , School District of Philadelphia (The) , Revenue ,
2016 A , Refunding , AGMC Insured , 5% , 6/01/32 ........................... 10,000,000 10,342,585
130,582,172
Rhode Island 0.1%
Rhode Island Housing & Mortgage Finance Corp. ,
Revenue , 10 A , 6.5% , 4/01/27 ........................................ 130,000 130,283
Revenue , 15 A , 6.85% , 10/01/24 ...................................... 50,000 50,136
Rhode Island Student Loan Authority ,
Revenue, Senior Lien , 2021 A , 5% , 12/01/27 ............................. 1,000,000 1,041,191
Revenue, Senior Lien , 2021 A , 5% , 12/01/29 ............................. 2,025,000 2,151,996
Revenue, Senior Lien , 2024 A , 4.125% , 12/01/43 .......................... 2,700,000 2,634,821
6,008,427
South Carolina 2.0%
County of Greenwood , Self Regional Healthcare , Revenue , 2017 , Refunding , 4% ,
10/01/37 ........................................................ 8,465,000 8,519,195
f
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.75% , 11/01/36 ................................ 1,270,000 1,037,870
e
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 10,000,000 10,758,211
South Carolina Jobs-Economic Development Authority ,
f
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 23,315,000 20,324,851
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 22,470,000 19,588,223
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-2 , 4.75% , 12/01/26 ........... 2,115,000 2,012,050
f
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 17,900,000 14,304,722
f
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 32,000,000 24,046,774
f
FAH Pelham LLC , Revenue , 144A, 2023 A-1 , I , 6.5% , 2/01/56 ................ 24,865,000 24,732,952
f
FAH Pelham LLC , Revenue , 144A, 2023 A-2 , I , 10% , 8/01/39 ................. 770,000 731,255
Prisma Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 5/01/48 ...... 25,000,000 25,374,718
South Carolina Ports Authority ,
Revenue , 2018 , 5% , 7/01/48 ......................................... 10,000,000 10,201,749
Revenue , 2018 , 5% , 7/01/55 ......................................... 10,400,000 10,559,702
172,192,272
South Dakota 0.5%
South Dakota Health & Educational Facilities Authority ,
Avera Health Obligated Group , Revenue , 2017 , Refunding , 4% , 7/01/42 ......... 10,000,000 9,660,372

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Dakota (continued)
South Dakota Health & Educational Facilities Authority, (continued)
Avera Health Obligated Group , Revenue , 2017 , Refunding , 5% , 7/01/46 ......... $ 15,000,000 $ 15,276,450
Monument Health Obligated Group , Revenue , 2017 , 4% , 9/01/37 .............. 10,920,000 10,740,482
South Dakota State Building Authority , Revenue , 2017 A , Refunding , 5% , 6/01/42 ...
5,450,000 5,617,846
41,295,150
Tennessee 3.6%
Chattanooga Health Educational & Housing Facility Board , CDFI Phase I LLC ,
Revenue , 2015 , Refunding , 5% , 10/01/35 ................................ 1,000,000 1,008,375
City of Germantown ,
GO , 2017 , 4% , 8/01/43 ............................................. 2,330,000 2,336,542
GO , 2017 , 4% , 8/01/45 ............................................. 2,525,000 2,526,278
City of Jackson ,
West Tennessee Healthcare Obligated Group , Revenue , 2015 , 5% , 4/01/36 ...... 3,885,000 3,903,920
West Tennessee Healthcare Obligated Group , Revenue , 2015 , Pre-Refunded , 5% ,
4/01/36 ........................................................ 115,000 116,215
West Tennessee Healthcare Obligated Group , Revenue , 2015 , 4% , 4/01/41 ...... 24,265,000 23,228,749
West Tennessee Healthcare Obligated Group , Revenue , 2015 , Pre-Refunded , 4% ,
4/01/41 ........................................................ 735,000 737,965
West Tennessee Healthcare Obligated Group , Revenue , 2018 A , 5% , 4/01/41 .... 2,255,000 2,331,341
West Tennessee Healthcare Obligated Group , Revenue , 2018 A , Pre-Refunded , 5% ,
4/01/41 ........................................................ 115,000 123,646
City of Knoxville , Wastewater System , Revenue , 2015 A , Refunding , 4% , 4/01/42 ...
5,000,000 4,999,866
City of Memphis ,
Electric System , Revenue , 2020 A , 3% , 12/01/42 .......................... 2,470,000 2,090,298
Gas , Revenue , 2020 , 3% , 12/01/42 .................................... 1,000,000 846,275
City of Portland , Water & Sewer , Revenue , 2020 , AGMC Insured , 3% , 4/01/45 ......
1,775,000 1,411,969
County of Coffee , GO , 2019 , Refunding , 4% , 6/01/44 ........................
2,760,000 2,727,610
County of Maury , GO , 2015 , Refunding , 4% , 4/01/34 .........................
1,775,000 1,778,270
County of Wilson , GO , 2017 A , 4% , 4/01/42 ................................
5,000,000 5,001,552
Harpeth Valley Utilities District of Davidson and Williamson Counties , Revenue , 2014 ,
5% , 9/01/44 ...................................................... 4,400,000 4,402,989
Johnson City Health & Educational Facilities Board , Ballad Health Obligated Group ,
Revenue , 1998 , NATL Insured , ETM, 5.25% , 7/01/28 ....................... 8,500,000 8,767,914
Knox Chapman Utility District of Knox County , Revenue , 2012 , Refunding , 4% , 1/01/40
4,000,000 3,967,187
Knox County Health Educational & Housing Facility Board ,
Covenant Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/01/42 .... 18,000,000 18,278,309
Covenant Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/01/47 .... 22,815,000 23,079,738
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5.5% ,
7/01/54 ........................................................ 2,900,000 3,171,943
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5.5% ,
7/01/59 ........................................................ 4,750,000 5,154,997
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5% ,
7/01/64 ........................................................ 3,735,000 3,860,722
University Health System Obligated Group , Revenue , 2016 , Refunding , 5% , 9/01/47 3,000,000 2,977,039
University Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 4/01/36 2,250,000 2,282,252
Madison Suburban Utility District , Revenue , 2021 , 3% , 2/01/45 .................
1,000,000 790,993
Memphis-Shelby County Airport Authority ,
Revenue , 2018 , 5% , 7/01/47 ......................................... 11,000,000 11,184,710
Revenue , 2021 A , 5% , 7/01/45 ........................................ 12,235,000 12,785,514
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/45 ....... 3,500,000 2,991,586
Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/55 ....... 9,015,000 7,142,106
Trevecca Nazarene University , Revenue , 2021 B , 4% , 10/01/41 ............... 1,050,000 955,620
Trevecca Nazarene University , Revenue , 2021 B , 4% , 10/01/51 ............... 6,860,000 5,796,108

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board, (continued)
Vanderbilt University Medical Center Obligated Group , Revenue , 2016 A , 5% ,
7/01/46 ........................................................ $ 5,000,000 $ 5,042,549
Metropolitan Nashville Airport Authority (The) ,
Revenue , 2019 B , 5% , 7/01/44 ........................................ 20,000,000 20,833,458
Revenue , 2019 B , 4% , 7/01/49 ........................................ 3,000,000 2,810,661
Revenue , 2019 B , 5% , 7/01/49 ........................................ 17,475,000 18,070,331
Revenue , 2022 B , 5.25% , 7/01/47 ..................................... 10,000,000 10,717,149
Revenue , 2022 B , 5.5% , 7/01/52 ...................................... 2,500,000 2,708,821
Shelby County Health Educational & Housing Facilities Board ,
Methodist Le Bonheur Healthcare Obligated Group , Revenue , 2017 A , 5% , 5/01/36 4,000,000 4,099,956
Rhodes College , Revenue , 2015 , 5% , 8/01/45 ............................ 1,700,000 1,712,366
Rhodes College , Revenue , 2017 , Refunding , 4% , 8/01/40 ................... 2,000,000 1,992,390
South Blount County Utility District , Revenue , 2019 , Refunding , 3% , 12/01/39 ......
2,015,000 1,783,725
e
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 55,000,000 59,336,789
Tennessee Housing Development Agency ,
Revenue , 2013-1 C , 4% , 7/01/43 ...................................... 750,000 730,541
Revenue , 2017-3 , 3.65% , 7/01/47 ..................................... 610,000 548,233
Revenue , 2018-2 , Refunding , 3.85% , 7/01/42 ............................. 1,005,000 968,627
Revenue , 2018-4 , Refunding , 4% , 7/01/43 ............................... 5,745,000 5,562,825
Revenue , 2023-3 A , 5.4% , 7/01/53 ..................................... 6,000,000 6,321,485
West Knox Utility District , Revenue , 2016 , Refunding , 5% , 6/01/41 ..............
1,000,000 1,000,543
White House Utility District , Revenue , 2020 , Refunding , 3% , 1/01/34 .............
820,000 777,124
Williamson County HB & TS Utility District , Revenue , 2020 , Refunding , 3% , 9/01/44 .
1,200,000 988,183
318,764,354
Texas 10.5%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 4% , 10/01/50 ................ 5,510,000 4,524,716
Aldine Independent School District , GO , 2017 A , Refunding , PSF Guaranty , 5% ,
2/15/42 ......................................................... 10,700,000 11,027,884
Arlington Higher Education Finance Corp. , Harmony Public Schools , Revenue , 2024 ,
PSF Guaranty , 4% , 2/15/54 .......................................... 5,000,000 4,732,876
Aubrey Independent School District , GO , 2022 , PSF Guaranty , 4% , 2/15/52 ........
7,500,000 7,212,635
Austin Community College District , GO , 2023 , 5.25% , 8/01/53 ..................
6,000,000 6,621,296
Carrollton-Farmers Branch Independent School District , GO , 2023 , PSF Guaranty , 4% ,
2/15/53 ......................................................... 10,000,000 9,522,463
h
Cedar Hill Independent School District , GO , 2024 , PSF Guaranty , 4% , 2/15/50 ..... 8,000,000 7,721,926
Central Texas Turnpike System , Revenue , 2015 C , Refunding , 5% , 8/15/42 ........
36,750,000 36,919,480
City of Arlington , Special Tax, Senior Lien , 2018 A , AGMC Insured , 4% , 2/15/44 .....
20,000,000 19,585,650
City of Austin ,
Electric Utility , Revenue , 2015 A , Refunding , 5% , 11/15/45 ................... 10,000,000 10,111,281
f
Whisper Valley Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2019 , 4.625% , 11/01/39 ............................ 1,405,000 1,370,692
f
Whisper Valley Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2019 , 4.75% , 11/01/48 ............................. 2,450,000 2,337,989
f
City of Celina , Sutton Fields II Public Improvement District , Special Assessment , 144A,
2019 , 4.25% , 9/01/49 ............................................... 3,065,000 2,705,684
City of Corpus Christi ,
Utility System , Revenue , 2023 , Refunding , 4% , 7/15/48 ..................... 9,000,000 8,675,679
Utility System , Revenue, Junior Lien , 2015 A , 5% , 7/15/40 ................... 13,200,000 13,354,582

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... $ 19,000,000 $ 18,745,476
f
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Senior Lien , 144A, 2022 A , 6% , 12/01/62 ................................ 18,285,000 17,724,113
City of Houston , Airport System , Revenue, Sub. Lien , 2023 A , Refunding , AGMC
Insured , 5.25% , 7/01/48 ............................................. 5,000,000 5,366,868
City of Laredo , Waterworks & Sewer System , Revenue , 2016 , Refunding , 4% , 3/01/41
9,690,000 9,647,671
City of Leander ,
Oak Creek Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 9/01/38 .................................................. 1,275,000 1,064,932
Oak Creek Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 9/01/44 .................................................. 1,460,000 1,123,902
f
City of Mesquite ,
Heartland Town Center Public Improvement District Phase 2 , Special Assessment ,
144A, 2023 , 5% , 9/01/43 ........................................... 816,000 822,047
Heartland Town Center Public Improvement District Phase 2 , Special Assessment ,
144A, 2023 , 5.125% , 9/01/52 ....................................... 373,000 374,678
City of Pflugerville , GO , 2023 , 4% , 8/01/49 ................................
3,500,000 3,329,585
f
City of Princeton , Eastridge Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2022 , 5.25% , 9/01/52 ......................... 1,376,000 1,342,794
f
City of Royse City ,
Waterscape Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2017 , 5% , 9/15/48 ................................ 2,700,000 2,678,917
Waterscape Public Improvement District Improvement Area No. 1 Phase 1B , Special
Assessment , 144A, 2019 , 4.375% , 9/15/39 ............................. 610,000 578,471
Waterscape Public Improvement District Improvement Area No. 1 Phase 1B , Special
Assessment , 144A, 2019 , 4.5% , 9/15/48 ............................... 1,260,000 1,154,714
Clifton Higher Education Finance Corp. ,
IDEA Public Schools , Revenue , 2024 , Refunding , PSF Guaranty , 4% , 8/15/54 .... 4,425,000 4,255,467
International Leadership of Texas, Inc. , Revenue , 2022 , PSF Guaranty , 4% , 8/15/42 2,150,000 2,135,820
International Leadership of Texas, Inc. , Revenue , 2022 , PSF Guaranty , 5% , 8/15/47 11,500,000 12,416,597
YES Prep Public Schools, Inc. , Revenue , 2023 , PSF Guaranty , 4.25% , 4/01/53 ... 5,500,000 5,469,980
Comal Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/01/46 ........
3,345,000 3,296,524
Community Independent School District , GO , 2022 B , PSF Guaranty , 4% , 2/15/50 ...
2,750,000 2,675,335
Conroe Local Government Corp. ,
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/32 .... 90,000 98,996
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/33 .... 100,000 109,837
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/34 .... 100,000 109,427
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/35 .... 85,000 92,655
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/36 .... 85,000 92,120
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/41 .... 600,000 591,376
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/46 .... 700,000 668,452
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/50 .... 650,000 609,180
County of Harris , Toll Road , Revenue, First Lien , 2024 A , Refunding , 4% , 8/15/54 ...
7,500,000 7,175,737
Crowley Independent School District , GO , 2023 , PSF Guaranty , 5.25% , 2/01/53 ....
7,500,000 8,251,464
Del Valle Independent School District , GO , 2022 , PSF Guaranty , 4% , 6/15/47 ......
7,500,000 7,344,312
Forney Independent School District , GO , 2015 , Refunding , PSF Guaranty , 5% , 8/15/37
15,000,000 15,189,439
Frisco Independent School District , GO , 2016 , PSF Guaranty , 5% , 8/15/46 ........
20,000,000 20,406,516
Grand Parkway Transportation Corp. , Revenue , 2013 B , 5.8% , 10/01/45 ..........
10,000,000 10,828,637
Gulf Coast Authority , Waste Management, Inc. , Revenue , 2003 B , 1.5% , 5/01/28 ....
2,000,000 1,811,151
Harris County Cultural Education Facilities Finance Corp. , Houston Methodist Hospital
Obligated Group , Revenue , 2015 , 5% , 12/01/45 ........................... 30,000,000 30,213,507
Harris County-Houston Sports Authority , Revenue, Senior Lien , 2020 A , Refunding ,
AGMC Insured , 3.125% , 11/15/56 ..................................... 5,000,000 3,776,712
Harris-Waller Counties Municipal Utility District No. 4 ,
GO , 2022 , 5% , 11/01/34 ............................................. 795,000 807,773

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Harris-Waller Counties Municipal Utility District No. 4, (continued)
GO , 2022 , 5% , 11/01/38 ............................................. $ 840,000 $ 841,858
GO , 2022 , 5.25% , 11/01/41 .......................................... 1,435,000 1,441,900
GO , 2022 , 5.5% , 11/01/44 ........................................... 2,010,000 2,029,262
GO , 2022 , 5.5% , 11/01/48 ........................................... 5,445,000 5,451,333
Highland Park Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/48 ..
5,500,000 5,371,792
Humble Independent School District , GO , 2018 , PSF Guaranty , 5% , 2/15/43 .......
10,000,000 10,326,276
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2.375% , 9/01/31 .......................................... 165,000 138,741
GO , 2021 , 2.375% , 9/01/32 .......................................... 170,000 140,190
GO , 2021 , 2.375% , 9/01/33 .......................................... 170,000 137,804
GO , 2021 , 2.5% , 9/01/34 ............................................ 180,000 144,443
GO , 2021 , 2.5% , 9/01/36 ............................................ 370,000 283,124
GO , 2021 , 2.625% , 9/01/38 .......................................... 385,000 282,058
GO , 2021 , 3% , 9/01/41 ............................................. 375,000 278,696
GO , 2021 , 3% , 9/01/46 ............................................. 750,000 513,134
GO , 2021 , 3% , 9/01/51 ............................................. 1,265,000 817,635
f
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 12,487,518 9,851,760
Lamar Consolidated Independent School District ,
GO , 2018 , PSF Guaranty , 5% , 2/15/43 .................................. 6,800,000 7,043,592
GO , 2023 , 4% , 2/15/53 ............................................. 5,000,000 4,788,649
GO , 2023 A , PSF Guaranty , 5% , 2/15/58 ................................ 7,000,000 7,482,975
h
GO , 2024 , Refunding , PSF Guaranty , 4% , 2/15/54 ......................... 9,500,000 9,084,598
Lubbock-Cooper Independent School District , GO , 2023 , PSF Guaranty , 4.375% ,
2/15/53 ......................................................... 15,000,000 15,088,290
Medina Valley Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/53 ..
15,000,000 14,451,143
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-Cain Hall Redevelopment I LLC , Revenue , 2016 A-1 , 5% , 4/01/46 ........ 6,000,000 6,102,212
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. 10,000,000 9,725,000
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 5,650,000 5,660,093
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/49 ....................................................... 11,470,000 10,854,941
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/54 ....................................................... 230,000 214,387
Westminster Manor , Revenue , 2021 , 4% , 11/01/49 ......................... 12,400,000 11,226,071
Newark Higher Education Finance Corp. , Abilene Christian University , Revenue , 2022
A , Refunding , 4% , 4/01/57 ........................................... 5,000,000 4,463,040
North Harris County Regional Water Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/15/46 ..................................................... 18,460,000 18,884,600
North Texas Tollway Authority ,
North Texas Tollway System , Revenue , 2015 A , Refunding , 5% , 1/01/35 ......... 10,000,000 10,047,552
North Texas Tollway System , Revenue , 2015 A , Refunding , 5% , 1/01/38 ......... 10,000,000 10,037,888
North Texas Tollway System , Revenue, First Tier , 2017 A , Refunding , 5% , 1/01/43 . 10,000,000 10,365,062
North Texas Tollway System , Revenue, First Tier , I , Pre-Refunded , 6.5% , 1/01/43 .. 25,000,000 25,339,898
North Texas Tollway System , Revenue, Second Tier , 2018 , Refunding , 5% , 1/01/48 25,250,000 26,015,557
Special Projects System , Revenue , 2011 B , Pre-Refunded , Zero Cpn., 9/01/37 .... 7,500,000 3,781,821
Special Projects System , Revenue , 2011 B , Pre-Refunded , Zero Cpn., 9/01/43 .... 7,500,000 2,410,335
Special Projects System , Revenue , 2011 C , Pre-Refunded , 6.75% , 9/01/45 ...... 25,000,000 30,623,967
Northwest Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/48 .....
7,000,000 6,832,158
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 .....................
4,000,000 4,058,722
San Antonio Education Facilities Corp. ,
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/46 ...... 13,705,000 11,658,627
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/51 ...... 3,765,000 3,086,091
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/54 ...... 1,035,000 835,345

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
San Antonio Public Facilities Corp. , City of San Antonio , Revenue , 2012 , Refunding ,
4% , 9/15/42 ...................................................... $ 36,500,000 $ 35,006,329
San Jacinto River Authority ,
Revenue , 2011 , AGMC Insured , 5% , 10/01/32 ............................ 5,000,000 5,004,367
Revenue , 2011 , AGMC Insured , 5% , 10/01/37 ............................ 3,000,000 2,983,140
Sherman Independent School District , GO , 2023 B , PSF Guaranty , 5% , 2/15/53 ....
5,000,000 5,385,881
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group , Revenue , 2018 B , 5% , 7/01/43 ........... 10,000,000 10,386,363
CHRISTUS Health Obligated Group , Revenue , 2022 A , 4% , 7/01/53 ............ 3,100,000 2,862,144
CHRISTUS Health Obligated Group , Revenue , 2022 A , 5% , 7/01/53 ............ 15,000,000 15,682,691
Texas Health Resources Obligated Group , Revenue , 2016 A , Refunding , 5% , 2/15/41 15,165,000 15,506,564
Tarrant County Health Facilities Development Corp. ,
Texas Health Resources Obligated Group , Revenue , 1994 , FGIC Insured , ETM, 6% ,
9/01/24 ........................................................ 935,000 937,107
Texas Department of Housing & Community Affairs ,
Revenue , 2023 A , GNMA Insured , 5.25% , 1/01/53 ......................... 14,000,000 14,630,998
Revenue , 2024 A , GNMA Insured , 5.125% , 1/01/54 ........................ 3,000,000 3,124,120
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue , 2021 , Refunding , 5% , 12/15/29 ................................ 12,715,000 13,441,330
Revenue , 2021 , Refunding , 5% , 12/15/32 ................................ 10,350,000 11,184,411
e
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 B , Mandatory Put ,
5.5% , 1/01/34 .................................................... 13,000,000 14,598,944
Texas Private Activity Bond Surface Transportation Corp. , NTE Mobility Partners LLC ,
Revenue, Senior Lien , 2023 , 5.5% , 12/31/58 ............................. 6,000,000 6,539,729
Texas Transportation Commission ,
State Highway 249 System , Revenue, First Tier , 2019 A , Zero Cpn., 8/01/48 ...... 6,250,000 1,930,985
State Highway 249 System , Revenue, First Tier , 2019 A , Zero Cpn., 8/01/49 ...... 5,000,000 1,465,519
State Highway 249 System , Revenue, First Tier , 2019 A , Zero Cpn., 8/01/50 ...... 5,500,000 1,521,496
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas , Revenue , 2018 B , 4% ,
10/15/43 ....................................................... 25,000,000 24,792,835
State Water Implementation Revenue Fund for Texas , Revenue , 2019 A , 4% ,
10/15/49 ....................................................... 20,000,000 19,285,044
State Water Implementation Revenue Fund for Texas , Revenue , 2022 , 5% , 10/15/47 16,050,000 17,414,756
f
Town of Little Elm ,
Valencia Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.125% , 9/01/41 ....................................... 708,000 540,921
Valencia Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 4% , 9/01/47 ........................................... 831,000 710,846
Town of Ponder ,
Ponder Public Improvement District No. 1 , Special Assessment , 2017 , 5% , 9/01/45 500,000 497,678
Ponder Public Improvement District No. 1 , Special Assessment , 2017 , 5% , 9/01/47 865,000 859,154
Viridian Municipal Management District , GO , 2023 , AGMC Insured , 5% , 12/01/49 ...
1,000,000 1,027,699
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 4,881,622
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 3% , 8/15/41 ..................................... 790,000 619,534
GO, Sub. Lien , 2021 , 3% , 8/15/45 ..................................... 615,000 456,560
GO, Sub. Lien , 2021 , 3% , 8/15/51 ..................................... 1,570,000 1,094,197
GO, Sub. Lien , 2022 , 5.625% , 8/15/52 .................................. 1,065,000 1,086,186
Ysleta Independent School District , GO , 2022 , PSF Guaranty , 5% , 8/15/56 ........
23,445,000 24,994,557
917,472,342

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah 1.0%
Central Utah Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/38
$ 10,000,000 $ 10,090,903
City of Bountiful , Sales Tax , Revenue , 2023 , 4% , 7/01/53 ......................
6,840,000 6,584,645
City of Salt Lake City ,
Airport , Revenue , 2018 A , 5% , 7/01/48 .................................. 25,110,000 25,571,404
Airport , Revenue , 2021 A , 5% , 7/01/51 .................................. 10,000,000 10,374,787
Airport , Revenue , 2023 A , 5.25% , 7/01/53 ............................... 10,000,000 10,684,766
Jordan Valley Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/41
6,000,000 6,004,336
University of Utah (The) , Revenue , 2022 A , 5% , 8/01/46 ......................
9,645,000 10,441,816
Utah Infrastructure Agency ,
Revenue , 2021 , 3% , 10/15/26 ........................................ 550,000 537,229
Revenue , 2021 , 4% , 10/15/28 ........................................ 350,000 349,682
Revenue , 2021 , 4% , 10/15/32 ........................................ 540,000 537,297
Revenue , 2021 , 4% , 10/15/38 ........................................ 500,000 487,936
Revenue , 2021 , 4% , 10/15/41 ........................................ 1,450,000 1,376,661
Revenue , 2021 , 3% , 10/15/45 ........................................ 2,000,000 1,495,283
Revenue , 2022 , 5% , 10/15/37 ........................................ 1,200,000 1,262,784
Revenue , 2022 , 5% , 10/15/46 ........................................ 3,650,000 3,722,417
89,521,946
Vermont 0.1%
Vermont Educational & Health Buildings Financing Agency , University of Vermont
Health Network Obligated Group , Revenue , 2016 A , Refunding , 5% , 12/01/36 .... 5,000,000 5,089,667
Virginia 0.5%
Amelia County Industrial Development Authority , Waste Management, Inc. , Revenue ,
2002 , Refunding , 1.45% , 4/01/27 ...................................... 2,350,000 2,152,327
Hampton Roads Transportation Accountability Commission , Transportation Fund ,
Revenue, Senior Lien , 2020 A , 5% , 7/01/60 .............................. 19,000,000 20,139,052
Virginia Housing Development Authority , Revenue , 2023 F , FHA Insured , 5% , 11/01/43
11,120,000 11,615,880
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 ..................
70,000 70,058
Virginia Small Business Financing Authority ,
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/52 3,730,000 3,860,386
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/57 6,270,000 6,480,172
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/51 .................................................... 4,000,000 3,626,116
47,943,991
Washington 2.8%
e
Align Capital Trust , Revenue , 2020-4 A , Mandatory Put , 3.75% , 1/01/26 .......... 9,777,791 9,580,607
Central Puget Sound Regional Transit Authority , Sales Motor Vehicle & Rental Car Tax ,
Revenue , 2021 S-1 , Refunding , 4% , 11/01/46 ............................. 20,000,000 19,902,604
City of Seattle ,
Municipal Light & Power , Revenue , 2017 C , Refunding , 4% , 9/01/36 ............ 15,000,000 15,234,249
Municipal Light & Power , Revenue , 2018 A , 4% , 1/01/42 ..................... 10,855,000 10,889,007
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 ..............
34,480,000 34,028,564
Grant County Public Hospital District No. 1 , GO , 2023 , 5.125% , 12/01/52 .........
4,500,000 4,566,048
NJB Properties , Revenue , 2006 A , 5% , 12/01/36 ............................
5,000 5,006
Port of Seattle ,
Revenue , 2018 A , 5% , 5/01/38 ........................................ 15,000,000 15,432,722
Revenue , 2019 , 4% , 4/01/44 ......................................... 4,000,000 3,820,349
Skagit County Public Hospital District No. 1 , Revenue , 2024 , 5.5% , 12/01/54 .......
3,050,000 3,264,250
University of Washington , Revenue , 2018 , 5% , 4/01/48 .......................
29,450,000 30,258,503
Washington Health Care Facilities Authority ,
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 4% ,
9/01/45 ........................................................ 2,610,000 2,465,488
f
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 5% ,
12/01/29 ....................................................... 250,000 268,685

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington Health Care Facilities Authority, (continued)
f
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 5% ,
12/01/33 ....................................................... $ 250,000 $ 271,720
f
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 3% ,
12/01/34 ....................................................... 300,000 276,749
f
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 4% ,
12/01/45 ....................................................... 1,200,000 1,133,615
f
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 4% ,
12/01/48 ....................................................... 910,000 842,011
Multicare Health System Obligated Group , Revenue , 2017 B , Refunding , 4% , 8/15/41 25,000,000 23,856,892
Providence St. Joseph Health Obligated Group , Revenue , 2012 A , 5% , 10/01/42 .. 10,175,000 10,175,001
Providence St. Joseph Health Obligated Group , Revenue , 2014 D , Refunding , 5% ,
10/01/38 ....................................................... 8,000,000 8,001,900
Providence St. Joseph Health Obligated Group , Revenue , 2014 D , Pre-Refunded ,
5% , 10/01/41 ................................................... 315,000 315,848
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... 3,800,000 3,630,313
Washington State Convention Center Public Facilities District , Lodging Tax , Revenue ,
2021 B , Refunding , 4% , 7/01/43 ....................................... 14,855,000 14,450,659
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 20,959,288 19,470,202
f
Madison at Rivers Edge Apartments LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 2,965,000 2,585,435
f
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 6.375% ,
7/01/63 ........................................................ 7,625,000 8,427,874
243,154,301
West Virginia 0.7%
e
West Virginia Economic Development Authority , Kentucky Power Co. , Revenue , 2014
A , Refunding , Mandatory Put , 4.7% , 6/17/26 ............................. 6,000,000 6,071,746
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group , Revenue , 2018 A , Refunding , 5% ,
1/01/43 ........................................................ 10,000,000 10,157,879
Vandalia Health, Inc. Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/38 . 3,040,000 3,118,112
Vandalia Health, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6% , 9/01/53 . 3,000,000 3,402,693
West Virginia United Health System Obligated Group , Revenue , 2017 A , 5% , 6/01/47 7,000,000 7,127,280
West Virginia United Health System Obligated Group , Revenue , 2018 A , 5% , 6/01/52 20,700,000 21,167,060
West Virginia Water Development Authority ,
Revenue , 2016 A , Refunding , 5% , 10/01/36 .............................. 5,000,000 5,151,852
Revenue , 2016 A , Refunding , 5% , 10/01/45 .............................. 5,435,000 5,535,200
61,731,822
Wisconsin 4.2%
Public Finance Authority ,
Revenue , 2023-1 , A , 5.75% , 7/01/62 ................................... 24,935,984 27,094,046
f
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 21,085,631 17,650,303
2017 IAVF Rubix LLC , Revenue , 2020 A , 4.25% , 12/01/50 ................... 3,750,000 3,053,582
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 A , 5% ,
11/15/41 ....................................................... 1,205,000 1,254,341
f
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 A , 3.4% , 12/01/36 ....... 39,000,000 33,435,172
Blue Ridge Healthcare Obligated Group , Revenue , 2020 A , Refunding , 3% , 1/01/50 2,185,000 1,682,070
CFC-SA LLC , Revenue, Senior Lien , 2022 A , 5% , 2/01/62 ................... 10,000,000 10,196,475
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/41 .......... 1,000,000 915,345
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/61 .......... 10,000,000 8,198,350
f
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 10,000,000 10,206,431
e
Duke Energy Progress LLC , Revenue , 2022 B , Refunding , Mandatory Put , 4% ,
10/01/30 ....................................................... 2,200,000 2,220,242
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.5% , 7/01/52 ...... 5,000,000 5,435,154

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.625% , 7/01/55 .... $ 6,620,000 $ 7,255,932
f
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 22,945,000 22,965,428
f
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 26,860,000 28,242,449
f
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 A , 3.8% , 12/01/37 24,375,000 21,292,113
f
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 22,565,000 23,294,064
f
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 B , 7.5% , 12/01/29 ..... 2,645,000 2,694,394
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 9/30/51 ................. 730,000 628,370
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 3/31/56 ................. 30,185,000 25,467,893
Southeastern Regional Medical Center Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 2/01/39 ............................................ 4,755,000 3,940,320
Southeastern Regional Medical Center Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 2/01/46 ............................................ 11,980,000 9,129,179
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/41 ............ 1,280,000 1,160,711
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/51 ............ 10,000 8,549
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/61 ............ 6,000,000 4,910,848
Triad Math & Science Academy Co. , Revenue , 2022 , 5.25% , 6/15/52 ........... 1,610,000 1,647,857
Triad Math & Science Academy Co. , Revenue , 2022 , 5.375% , 6/15/57 .......... 1,550,000 1,593,520
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/46 ....... 5,075,000 4,156,228
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/51 ....... 5,705,000 4,426,453
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/56 ....... 2,250,000 1,699,465
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/41 ........................................... 1,010,000 972,245
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/51 ........................................... 2,185,000 1,951,580
e,f
WV 2020 Holdings LLC Obligated Group , Revenue , 144A, 2020 A-2 , Mandatory Put ,
4% , 12/01/35 ................................................... 29,600,000 25,930,822
Wisconsin Center District , Revenue, Junior Lien , 2020 D , AGMC Insured , Zero Cpn.,
12/15/45 ........................................................ 20,000,000 7,484,962
Wisconsin Health & Educational Facilities Authority ,
Children's Hospital of Wisconsin Obligated Group , Revenue , 2017 , Refunding , 4% ,
8/15/42 ........................................................ 15,000,000 14,714,333
Marshfield Clinic Health System Obligated Group , Revenue , 2017 C , Refunding , 5% ,
2/15/47 ........................................................ 20,000,000 20,024,922
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/47 .................................................... 5,200,000 4,099,996
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/57 .................................................... 1,400,000 1,023,905
St. John's Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding , 4% ,
9/15/36 ........................................................ 530,000 511,192
St. John's Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding , 4% ,
9/15/41 ........................................................ 510,000 466,057
St. John's Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding , 4% ,
9/15/45 ........................................................ 475,000 416,837
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/36 ........................................................ 775,000 747,497
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/41 ........................................................ 770,000 703,655
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/45 ........................................................ 650,000 570,409
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/46 ...... 895,000 777,344
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/51 ...... 1,335,000 1,105,469
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/55 ...... 1,760,000 1,436,358
Wisconsin Masonic Home Obligated Group , Revenue , 2024 A , 5.75% , 8/15/59 .... 1,940,000 2,052,132
370,844,999

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 2.9%
District of Columbia 2.1%
District of Columbia ,
Revenue , 2006 B-1 , BHAC, FGIC Insured , 5% , 2/01/25 ..................... $ 7,000,000 $ 7,009,549
Revenue , 2006 B-1 , BHAC, FGIC Insured , 5% , 2/01/26 ..................... 8,810,000 8,820,783
Catholic University of America (The) , Revenue , 2017 B , 5% , 10/01/42 .......... 20,535,000 21,016,965
Catholic University of America (The) , Revenue , 2017 B , 5% , 10/01/47 .......... 25,110,000 25,433,773
Catholic University of America (The) , Revenue , 2018 , Refunding , 5% , 10/01/43 ... 4,000,000 4,107,351
International School Obligated Group , Revenue , 2019 , 5% , 7/01/49 ............ 1,000,000 1,014,738
International School Obligated Group , Revenue , 2019 , 5% , 7/01/54 ............ 1,905,000 1,925,066
Water & Sewer Authority , Revenue, Senior Lien , 2018 A , 5% , 10/01/49 .......... 25,000,000 25,953,052
Metropolitan Washington Airports Authority ,
Aviation , Revenue , 2018 A , Refunding , 5% , 10/01/48 ....................... 10,275,000 10,498,067
Aviation , Revenue , 2019 A , Refunding , 5% , 10/01/49 ....................... 10,000,000 10,306,529
Aviation , Revenue , 2023 A , Refunding , 5.25% , 10/01/53 ..................... 6,000,000 6,407,390
Dulles Toll Road , Revenue, Second Lien , 2009 C , Pre-Refunded , AGMC Insured ,
6.5% , 10/01/41 .................................................. 25,000,000 26,841,500
Dulles Toll Road , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/49 ........ 13,555,000 12,733,773
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2021 A , 4% , 7/15/43 ............................... 12,775,000 12,762,343
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/56 ..................... 12,000,000 12,868,946
187,699,825
Puerto Rico 0.8%
HTA HRRB Custodial Trust ,
Revenue , 2007 CC , 5.25% , 7/01/34 .................................... 458,954 460,536
Revenue , 2007 CC , 5.25% , 7/01/36 .................................... 2,305,353 2,315,504
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 11,899,431 11,646,542
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 2,238,588 2,248,446
Revenue , 2007 N , 5.25% , 7/01/39 ..................................... 85,547 86,038
Puerto Rico Electric Power Authority ,
i
Revenue , 2013 A , 5% , 7/01/42 ........................................ 18,925,000 8,942,063
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 5,780,000 5,712,855
i
Revenue , XX , 5.25% , 7/01/40 ........................................ 15,000,000 7,087,500
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 317,172 313,803
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 2,419,017 2,391,614
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 27,576,000 27,720,807
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 5,593,000 5,559,311
74,485,019
Total U.S. Territories .................................................................... 262,184,844
Total Municipal Bonds (Cost $ 8,647,752,877 ) ...................................
8,582,835,524
Shares
Escrows and Litigation Trusts 0.0%
†
a ,b
Puerto Rico Electric Power Authority, Escrow Account ........................ 1,723,393 1,378,715
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
1,378,715
Total Long Term Investments (Cost $ 8,708,329,708 ) .............................
8,644,655,004
a
a a a a

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 37 .
Short Term Investments 0.3%
a a
Principal
Amount
a
Value
Municipal Bonds 0.3%
California 0.0%
†
j
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 3.8% , 7/01/46 ................................. $ 100,000 $ 100,000
Louisiana 0.0%
†
j
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2023 A-1 ,
Refunding , LOC Toronto Dominion Bank (The) , Daily VRDN and Put , 4.05% , 5/01/43 200,000 200,000
New York 0.2%
j
City of New York , GO , 2020 B-3 , Daily VRDN and Put , 4.25% , 10/01/46 ...........
5,100,000 5,100,000
j
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2022 DD , Refunding , Daily VRDN and Put , 4.25% , 6/15/33 ................... 8,600,000 8,600,000
13,700,000
Ohio 0.0%
†
j
County of Allen Hospital Facilities , Bon Secours Mercy Health, Inc. , Revenue , 2010 C ,
LOC Truist Bank , Daily VRDN and Put , 4% , 6/01/34 ........................ 200,000 200,000
Oregon 0.1%
j
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 A ,
Refunding , LOC US Bank NA , Daily VRDN and Put , 4% , 8/01/34 .............. 4,100,000 4,100,000
j
State of Oregon , GO , 2022 E , Daily VRDN and Put , 4.05% , 6/01/45 .............
2,300,000 2,300,000
6,400,000
Pennsylvania 0.0%
†
j
Delaware County Industrial Development Authority , United Parcel Service, Inc. ,
Revenue , 2015 , Refunding , Daily VRDN and Put , 4.05% , 9/01/45 .............. 1,200,000 1,200,000
j
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2019 E , Refunding , SPA US Bank NA , Daily VRDN and Put , 4.1% , 6/01/35 200,000 200,000
1,400,000
Tennessee 0.0%
†
j
Public Building Authority of Blount County Tennessee (The) , County of Blount ,
Revenue , D-3-A , SPA Bank of America NA , Daily VRDN and Put , 4.1% , 6/01/34 ... 2,500,000 2,500,000
Total Municipal Bonds (Cost $ 24,500,000 ) ......................................
24,500,000
Total Short Term Investments (Cost $ 24,500,000 ) ................................
24,500,000
a
Total Investments (Cost $ 8,732,829,708 ) 99.1% ..................................
$8,669,155,004
Other Assets, less Liabilities 0.9% .............................................
77,079,964
Net Assets 100.0% ...........................................................
$8,746,234,968
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
The maturity date shown represents the mandatory put date.

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2024, the aggregate value of these securities was $926,294,514, representing 10.6% of net assets.
g
The coupon rate shown represents the rate at period end.
h
Security purchased on a when-issued basis.
i
Defaulted security or security for which income has been deemed uncollectible.
j
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax-Free Income Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Securities Purchased on a Forward Commitment Basis
The Fund may purchase securities on a forward commitment basis, with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. These types of securities may be considered unfunded and the Fund may be obligated to perform on such agreements at a future date. At July 31, 2024, unfunded commitments were as follows:

Franklin Federal Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July 31,
2024, the Fund held investments in affiliated management investment companies as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Borrower
Unfunded
Commitment
Franklin Federal Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 3,809,333
B-2, 7.125%, 7/01/59 18,500,231
$22,309,564
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $1,963,763 $— $— $— $42,256 $2,006,019 83,000 $18,665
Total Affiliated Securities ... $1,963,763 $— $— $— $42,256 $2,006,019 $18,665
3. Securities Purchased on a Forward Commitment Basis
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Management Investment Companies ......... 2,006,019 — — 2,006,019
Corporate Bonds ........................ — — 35,772,781 35,772,781
Senior Floating Rate Interests ............... — — 22,661,965 22,661,965
Municipal Bonds ......................... — 8,582,835,524 — 8,582,835,524
Escrows and Litigation Trusts ............... — — 1,378,715 1,378,715
Short Term Investments ................... — 24,500,000 — 24,500,000
Total Investments in Securities ........... $2,006,019 $8,607,335,524 $59,813,461 $8,669,155,004
Other Financial Instruments:
Unfunded Loan Commitments .............. $— $— $909,503 $909,503
Total Other Financial Instruments ......... $— $— $909,503 $909,503
a
Includes financial instruments determined to have no value.
Cu r rency
USD
United States Dollar
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHA
Federal Housing Administration
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
TSOF
Term SOFR
5. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.